[FIRST INVESTORS LOGO] FIRST INVESTORS

 TAX-EXEMPT
 MONEY MARKET FUND












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     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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     THE DATE OF THIS

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                               P R O S P E C T U S
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                                                                  IS MAY 1, 2006


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CONTENTS
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OVERVIEW OF THE FUND

What is the Tax-Exempt Money Market Fund?................................... 3
     Objective.............................................................. 3
     Principal Investment Strategies........................................ 3
     Principal Risks........................................................ 3
Who should consider buying the Tax-Exempt Money Market Fund?................ 4
How has the Tax-Exempt Money Market Fund performed?......................... 5
What are the fees and expenses of the Tax-Exempt Money Market Fund?......... 6

THE FUND IN DETAIL

What are the Tax-Exempt Money Market Fund's
objective, principal investment strategies, and principal risks?............ 8
Who manages the Tax-Exempt Money Market Fund?.............................. 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 11
How do I buy shares?....................................................... 11
What are the sales charges?................................................ 12
Are sales charge discounts available?...................................... 13
How do I sell shares?.......................................................15
What if my account falls below the minimum account requirement?............ 16
Can I exchange my shares for the shares of other First Investors Funds?.... 16

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 17
What about taxes?.......................................................... 17
How do I obtain a complete explanation of all account privileges and policies?...............................................................18

FINANCIAL HIGHLIGHTS ...................................................... 19


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OVERVIEW OF THE FUND
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WHAT IS THE TAX-EXEMPT MONEY MARKET FUND?

Objective:

The Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the federal alternative minimum tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests in high-quality, short-term municipal securities that are determined by the Fund's Adviser to present minimal credit risk. The Fund attempts to limit its investments to instruments which pay interest that is exempt from federal income tax, including the AMT. The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These regulatory requirements include stringent credit quality standards on investments, limits on the maturity of individual investments and the dollar-weighted average maturity of the entire portfolio, and diversification requirements.

Principal Risks:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund, which are common to all similar money market funds:

|X| The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments or a credit downgrade of one of the Fund's investments.

|X| The Fund's NAV could decline (below $1.00 per share) if there is a major change in interest rates.

|X| The Fund's yield will decline as interest rates decline.

|X| There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


                                       3
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WHO SHOULD CONSIDER BUYING THE TAX-EXEMPT MONEY MARKET FUND?

The Tax-Exempt Money Market Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future. Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile, but also a lower yield than funds which invest in lower-quality or longer-term debt securities. It may be appropriate for you if you:

|X| Are seeking income that is exempt from federal income tax, including the AMT, and

|X| Are seeking a conservative investment that provides a high degree of credit quality.

The Tax-Exempt Money Market Fund is generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

On April 28, 2006, the Fund acquired all the assets of the predecessor fund of the same name through a reorganization. Since the Fund's objective and policies are the same in all material respects as the predecessor fund and since the Fund has the same investment adviser, the Fund has adopted the prior performance and financial history of that fund.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.


                                       4
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HOW HAS THE TAX-EXEMPT MONEY MARKET FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses.

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                          TAX EXEMPT MONEY MARKET FUND

The bar chart contains the following plot points:

2.85%  3.00%  2.77%  2.61%  3.43%  2.17%  0.81%  0.34%  0.51%  1.66%
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005

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DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 0.91% (FOR THE
QUARTER ENDED DECEMBER 31, 2000), AND THE LOWEST QUARTERLY RETURN WAS 0.06% (FOR THE QUARTER ENDED SEPTEMBER 30, 2003).
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The following table shows the average annual total returns for Class A shares and Class B shares. The returns are based upon the assumption that dividends and other distributions, if any, have been reinvested and that the current maximum sales charge or contingent deferred sales charge ("CDSC") has been paid.



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

------------------ ------------------ --------------- -----------------
                        1 Year           5 Years          10 Years
------------------ ------------------ --------------- -----------------
Class A Shares           1.66%            1.09%            2.01%
------------------ ------------------ --------------- -----------------
Class B Shares          -3.09%            0.49%            1.42%
------------------ ------------------ --------------- -----------------

WHAT ARE THE FEES AND EXPENSES OF THE TAX-EXEMPT MONEY MARKET FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder fees
(fees paid directly from your investment)   Class A Shares      Class B Shares*
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Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                          None                None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None                 4.00%**
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* Class B shares of the Tax-Exempt Money Market Fund are not available for direct investment. They may be acquired only through an exchange from the Class B shares of another First Investors Fund. While an exchange will be processed at the relative NAVs of the shares involved, any CDSC on the shares being exchanged will carry over to the new shares.

** 4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.


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ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
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                                                 Total
                        Distribution            Annual
                         and Service             Fund
            Management     (12b-1)    Other    Operating      Fee         Net
               Fees         Fees    Expenses   Expenses     Waivers    Expenses
                (1)                    (2)        (2)         (1)         (2)
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Class A
Shares         0.50%        0.00%     0.89%      1.39%       0.59%       0.80%
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Class B
Shares         0.50%        0.75%     0.89%      2.14%       0.59%       1.55%
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(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES
("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.80% FOR CLASS A SHARES AND 1.55% FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS FEE WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


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                           One Year       Three Years    Five Years   Ten Years
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If you redeem your shares:
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Class A shares                $82            $382           $704       $1,617
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Class B shares               $558            $913         $1,295       $2,234*
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If you do not redeem your
shares:
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Class A shares                $82            $382           $704       $1,617
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Class B shares               $158            $613         $1,095       $2,234*
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* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.


                                       7
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THE FUND IN DETAIL
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WHAT ARE THE TAX-EXEMPT MONEY MARKET FUND'S OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the AMT, consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests in high-quality, short-term municipal securities that are determined by the Fund's Adviser to present minimal credit risk. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized statistical rating organizations (or by one, if only one rating service has rated the security), or, if unrated, be determined by the Fund's Adviser to be of a quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests significantly in variable rate demand notes and bonds. These investments may have maturities of more than 397 days, but have demand features, which allow the holder to demand payment of principal, plus accrued interest within a period of 397 days or less. The demand features have the effect of reducing the maturities of the instruments and qualifying them as eligible investments for the Fund. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. While this feature helps protect against a decline in the security's market price when interest rates go up, it lowers the Fund's income when interest rates fall.

The Fund also buys investments backed by credit enhancements, such as letters of credit, which are designed to give additional protection to investors. For example, if an issuer of a note does not have the credit rating usually required by the Fund, another company may use its higher credit rating to enhance the credit of the issuer of the note by selling the issuer a letter of credit. A risk of investing in investments backed by a letter of credit is that the company issuing the letter of credit will not be able to fulfill its obligations to the Fund.


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In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's cash flow generating capabilities, the issuer's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund may consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party. Although the Fund attempts to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, at times it may invest in instruments subject to federal income tax.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Although the Fund tries to maintain a $1.00 per share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of investing in the Tax-Exempt Money Market Fund:

Credit Risk:

The value of a debt instrument held by the Fund will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit support or a maturity-shortening structure for the instrument. This could cause the Fund's price to decline below $1.00 per share.


A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;

     (ii) Adverse political or regulatory developments at the state or federal level;

     (iii) Erosion of taxes or other revenues supporting debt obligations;

     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

     (v)   Natural disasters, terrorist acts, or energy shortages;

     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

The amount of information about the financial condition of issuers of tax exempt debt is generally not as extensive as that which is made available by issuers of taxable debt.

Interest Rate Risk:

The Fund's share price could decline below $1.00 per share because of a change in interest rates. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline, and when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

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Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE TAX-EXEMPT MONEY MARKET FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.8 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended December 31, 2005, FIMCO received advisory fees, net of waiver (if any), of -0.17% of the Fund's average daily net assets.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the advisory agreement will be available in the Fund's Semi-Annual Report to shareholders for the six-months ending June 30, 2006.

The Fund intends to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.


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BUYING AND SELLING SHARES
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HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

The Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.


HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

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WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.

Class A shares are available through direct investment or an exchange from the Class A shares of another First Investors Fund. Class A shares are sold at NAV without any initial or deferred sales charge.

Class B shares are not available for direct investment. They may be acquired only through an exchange from the Class B shares of another First Investors Fund. While an exchange will be processed at the relative NAVs of the shares involved, any contingent deferred sales charge ("CDSC") on the shares being exchanged will carry over to the new shares.

The following table describes the CDSC for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

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                                  Class B Shares*
Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION
----------------------------------- --------------------------------------------
Within the 1st or 2nd year                                 4%
----------------------------------- --------------------------------------------
Within the 3rd or 4th year                                 3
----------------------------------- --------------------------------------------
In the 5th year                                            2
----------------------------------- --------------------------------------------
In the 6th year                                            1
----------------------------------- --------------------------------------------
Within the 7th year and 8th year                           0
----------------------------------- --------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSC'S MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted a plan pursuant to Rule 12b-1 for its Class B shares. The plan allows the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plan provides for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

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ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Fund will declare daily, and pay monthly, dividends from net investment income, which generally consists of interest income on investments, plus or minus all realized short-term gains and losses on the Fund's securities, less expenses. The Fund does not expect to realize any long-term capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Fund should generally be exempt from federal income taxes, including the AMT. However, the Fund reserves the right to buy securities that may produce taxable income to shareholders.

Distributions by the Fund of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. You are responsible for any tax liabilities generated by your transactions. If the Fund maintains a stable share price of $1.00, your sale or exchange of Fund shares will not result in recognition of any taxable gain or loss.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund on April 28, 2006. The Fund has adopted the financial history of its predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                         FROM
            BEGINNING
            OF YEAR     Net          Net Realized       Total from    Net Gain     Net Realized   Total
                        Investment   and                Investment    Investment   Gain           Distributions
                        Income       Unrealized         Operations    Income
                                     Gain (Loss)
                                     on Investments
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
2001          $1.00     $.022           __               $.022         $.022         __            $.022
2002           1.00      .008           __                .008          .008         __             .008
2003           1.00      .003           __                .003          .003         __             .003
2004           1.00      .005           __                .005          .005         __             .005
2005           1.00      .016           __                .016          .016         __             .016

------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
2001          $1.00     $.014           __               $.014         $.014         __            $.014
2002           1.00      .001           __                .001          .001         __             .001
2003           1.00       __            __                 __            __          __              __
2004           1.00                     __
2005           1.00      .009           __                .009          .009         __             .009
------------------------------------------------------------------------------------------------------------------------------------

*       Calculated without sales charges.
+ Net of expenses waived or assumed by the Adviser and/or the transfer agent.


------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL      RATIOS/SUPPLEMENTAL DATA
                  RETURN

 NET              TOTAL      NET                  RATIO TO AVERAGE             RATIO TO AVERAGE            PORTFOLIO
 ASSET            RETURN*    ASSETS               NET ASSETS(+)                NET ASSETS                  TURNOVER
 VALUE AT         (%)        AT                                                BEFORE EXPENSES             RATE (%)
 END OF YEAR                 END OF               Expenses     Net             WAIVED OR ASSUMED
                             YEAR (IN             (%)          Investment
                             THOUSANDS)           Income (%)                   Expenses      Net
                                                                               (%)           Investment
                                                                                             Income
                                                                                             (Loss) (%)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A
------------------------------------------------------------------------------------------------------------------------------------

   $1.00          2.17       $20,185              .80          2.10           .88            2.02            N/A
    1.00           .81        18,409              .80           .81           .92             .69            N/A
    1.00           .34        16,902              .75           .35          1.11            (.01)           N/A
    1.00           .51        13,985              .70           .49          1.24            (.05)           N/A
    1.00          1.66        13,407              .71          1.63          1.39             .95            N/A


------------------------------------------------------------------------------------------------------------------------------------
 CLASS B
------------------------------------------------------------------------------------------------------------------------------------
   $1.00          1.41           $30             1.55          1.35          1.63            1.27            N/A
    1.00           .12            64             1.48           .13          1.60             .01            N/A
    1.00            __            64             1.10            __          1.46            (.36)           N/A
    1.00            __            23             1.19            __          1.73            (.54)           N/A
    1.00           .91             1             1.46           .88          2.14             .20            N/A

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

                                       21

[FIRST INVESTORS LOGO] FIRST INVESTORS

TAX-EXEMPT MONEY MARKET FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:
These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at:
www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-3690)

[FIRST INVESTORS LOGO]FIRST INVESTORS


INSURED INTERMEDIATE
TAX EXEMPT FUND













--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------

                                                                  IS MAY 1, 2006

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Insured Intermediate Tax Exempt Fund?............................  2
   Objective.................................................................  2
   Principal Investment Strategies...........................................  2
   Principal Risks...........................................................  2
Who should consider buying the Insured Intermediate Tax Exempt Fund?.........  3
How has the Insured Intermediate Tax Exempt Fund performed?..................  4
What are the fees and expenses of the Insured Intermediate Tax Exempt Fund?..  6

THE FUND IN DETAIL

What are the Insured Intermediate Tax Exempt Fund's
objective, principal investment strategies, and principal risks?.............  8
Who manages the Insured Intermediate Tax Exempt Fund?........................ 11

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................. 12
How do I buy shares?......................................................... 13
What are the sales charges?.................................................. 14
Are sales charge discounts available?........................................ 16
How do I sell shares?........................................................ 17
What if my account falls below the minimum account requirement?.............. 19
Can I exchange my shares for the shares of other First Investors Funds?...... 19
What are the Fund's policies on frequent trading in the shares of the Fund?.. 19
What are the risks of frequent trading in the shares of the Fund?............ 20

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 21
What about taxes?............................................................ 21
How do I obtain a complete explanation of all account privileges and policies?.................................................................... 22

FINANCIAL HIGHLIGHTS ........................................................ 23

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE INSURED INTERMEDIATE TAX EXEMPT FUND?

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

The Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax and the AMT. The Fund invests primarily in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Fund invests primarily in municipal bonds with intermediate maturities. Under normal market conditions, the Fund attempts to maintain a portfolio with a dollar-weighted average maturity of between three and ten years. The Fund may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Fund is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, municipal bonds tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but their prices are more sensitive to changes in interest rates than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

To a lesser degree, an investment in the Fund is subject to credit risk. This is the risk that an issuer of the bonds, held by the Fund, may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Fund invests in municipal bonds that are insured against credit risk, the insurance does not eliminate credit risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Fund are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Fund, or the Fund's share price, both of which will fluctuate.

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INSURED INTERMEDIATE TAX EXEMPT FUND?

The Insured Intermediate Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT, and

o Are seeking a higher level of tax exempt income than is available from a tax exempt money market fund and are willing to assume some market volatility to achieve this goal.

The Insured Intermediate Tax Exempt Fund is generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

On April 28, 2006, the Fund acquired all the assets of the predecessor fund of the same name through a reorganization. Since the Fund's objective and policies are the same in all material respects as the predecessor fund and since the Fund has the same investment adviser, the Fund has adopted the prior performance and financial history of that fund.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

HOW HAS THE INSURED INTERMEDIATE TAX EXEMPT FUND PERFORMED?

The following information shows you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                      INSURED INTERMEDIATE TAX EXEMPT FUND

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

4.07%   7.68%   6.47%   0.51%   10.11%  4.82%   12.67%  3.79%   1.28%   0.88%

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.59% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.55% (FOR THE QUARTER ENDED JUNE 30, 2004).

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                           1 YEAR       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                        -4.87%       3.38%            4.53%
Return After Taxes on Distributions        -4.87%       3.11%            4.39%
Return After Taxes on Distributions and    -2.36%       3.09%            4.31%
Sale of Fund Shares
------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                        -3.87%       3.47%            4.44%
------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal                     3.94%       6.12%            6.25%
Securities Master Index
(reflects no deduction
for fees, expenses or
taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

WHAT ARE THE FEES AND EXPENSES OF THE INSURED INTERMEDIATE TAX EXEMPT FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
 Shareholder fees
 (fees paid directly from your investment)      Class A Shares    Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)      5.75%*              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None**              4.00%***
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.
** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE
PURCHASED WITHOUT A SALES CHARGE.
*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------
                                                     Total
                                                    Annual
                        Distribution                 Fund
       Management       and Service     Other      Operating                      Net
          Fees          (12b-1) Fees   Expenses    Expenses     Fee Waivers    Expenses
           (1)                           (2)         (2)            (1)           (2)
---------------------------------------------------------------------------------------
Class A   0.60%            0.25%         0.24%      1.09%           0.14%        0.95%
Shares
---------------------------------------------------------------------------------------
Class B   0.60%            1.00%         0.24%      1.84%           0.14%        1.70%
Shares
---------------------------------------------------------------------------------------

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 0.95% FOR CLASS A SHARES AND 1.70% FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS FEE WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                                One Year   Three Years   Five  Years   Ten Years
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares                    $666        $889        $1,129       $1,815
--------------------------------------------------------------------------------
Class B shares                    $573        $865        $1,182       $1,950*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares                    $666        $889        $1,129       $1,815
--------------------------------------------------------------------------------
Class B shares                    $173        $565          $982       $1,950*
--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE INSURED INTERMEDIATE TAX EXEMPT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the AMT. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

All municipal bonds in which the Fund invests are insured as to the timely payment of interest and principal by independent insurance companies, which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Services and Fitch Ratings. The Fund may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund.

While all municipal bonds held by the Fund are insured, not all securities held by the Fund may be insured. In general, the non-insured securities held by the Fund are limited to short-term investments. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund follows the strategy of investing in intermediate-term municipal bonds. Under normal market conditions, the Fund will attempt to maintain a portfolio with a dollar-weighted average maturity of between three and ten years. The Fund adjusts the duration of its portfolio based upon its outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Fund will generally adjust the duration of its portfolio by buying or selling municipal securities, including zero coupon bonds. For example, if the Fund believes that interest rates are likely to rise, it will generally attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Fund considers, among other factors, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Fund attempts to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, at times it may invest in instruments subject to federal income tax.

The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment or it falls short of the portfolio manager's expectations. The Fund will not necessarily sell an investment if its rating is reduced or there is a default by the issuer.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective.

The Fund may at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Insured Intermediate Tax Exempt Fund:

Interest Rate Risk:

The market values of municipal securities are affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Fund buys may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii) Erosion of taxes or other revenues supporting debt obligations;
     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)   Natural disasters, terrorist acts, or energy shortages;
     (vi)  Litigation,    including    potential   lawsuits    challenging   the
           Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by the Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by the Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by the Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE INSURED INTERMEDIATE TAX EXEMPT FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.8 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended December 31, 2005, FIMCO received advisory fees, net of waiver (if any), of 0.47% of the Fund's average daily net assets.

Clark D. Wagner, Director of Fixed Income, serves as Co-Portfolio Manager of the Fund. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Robert Morgan serves as the other Co-Portfolio Manager of the Fund. Mr. Morgan joined FIMCO in 2000 as a municipal bond trader. Prior to joining

FIMCO, Mr. Morgan was employed by Citibank Global Asset Management (1999-2000) as a municipal trader where he worked on trust and corporate accounts and money market funds.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the advisory agreement will be available in the Fund's Semi-Annual Report to shareholders for the six-months ending June 30, 2006.

The Fund intends to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, the Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer
("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000.

Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT    SALES CHARGE AS A PERCENTAGE     SALES CHARGE AS A PERCENTAGE
                         OF OFFERING PRICE*            OF NET AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than                       5.75%                        6.10%
$100,000
--------------------------------------------------------------------------------
$100,000-$249,999               4.50                         4.71
--------------------------------------------------------------------------------
$250,000-$499,999               3.50                         3.63
--------------------------------------------------------------------------------
$500,000-$999,999               2.50                         2.56
--------------------------------------------------------------------------------
$1,000,000 or more               0**                          0**

--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

YEAR OF REDEMPTION              CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                        OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                        4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                        3
--------------------------------------------------------------------------------
In the 5th year                                   2
--------------------------------------------------------------------------------
In the 6th year                                   1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                  0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. The plans allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Fund should generally be exempt from federal income taxes, including the AMT. However, the Fund reserves the right to buy securities that may produce taxable income to shareholders.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund on April 28, 2006. The Fund has adopted the financial history of its predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

------------------------------------------------------------------------------------------------------------------------
        NET ASSET       INCOME FROM                                         LESS DISTRIBUTIONS
        VALUE AT        INVESTMENT OPERATIONS                               FROM
        BEGINNING
        OF YEAR         Net             Net Realized         Total from     Net            Net Realized    Net
                        Investment      and                  Investment     Investment     Gains           Distributions
                        Income          Unrealized           Operations     Income
                                        Gain (Loss)
                                        on Investments
------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------
2001     $6.10          $.243           $.049                $.292           $.245           $.137           $.382
2002      6.01           .208            .543                 .751            .208            .103            .311
2003      6.45           .150            .092                 .242            .149            .043            .192
2004      6.50           .134           (.052)                .082            .132              --            .132
2005      6.45           .164           (.108)                .056            .156              --            .156
------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------
2001     $6.11          $.195           $.050                $.245           $.198           $.137           $.335
2002      6.02           .159            .544                 .703            .160            .103            .263
2003      6.46           .101            .093                 .194            .101            .043            .144
2004      6.51           .086           (.052)                .034            .084              --            .084
2005      6.46           .118           (.110)                .008            .108              --            .108
------------------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

---------------------------------------------------------------------------------------------------

           TOTAL     RATIOS/SUPPLEMENTAL DATA
           RETURN

 NET       TOTAL     NET          RATIO TO AVERAGE              RATIO TO AVERAGE         PORTFOLIO
 ASSET     RETURN*   ASSETS AT    NET ASSETS+                   NET ASSETS               TURNOVER
 VALUE     (%)       END OF                                     BEFORE EXPENSES          RATE(%)
 AT END              YEAR (IN     Expenses      Net             WAIVED OR
 OF YEAR             THOU-        (%)           Investment      ASSUMED
                     SANDS)                     Income(%)
                                                                Expenses      Net
                                                                (%)           Investment
                                                                              Income(%)

---------------------------------------------------------------------------------------------------
 CLASS A
---------------------------------------------------------------------------------------------------
 $6.01     4.82     $11,298      .75            3.90            1.05          3.60        134
  6.45    12.67      29,560      .75            3.27            1.14          2.88        168
  6.50     3.79      57,103      .85            2.28            1.09          2.04         77
  6.45     1.28      59,520      .95            2.08            1.05          1.98        102
  6.35      .88      49,128      .95            2.55            1.09          2.41        147

---------------------------------------------------------------------------------------------------
 CLASS B
---------------------------------------------------------------------------------------------------
 $6.02     4.02      $2,674     1.50            3.15            1.80          2.85        134
  6.46    11.80       7,907     1.50            2.52            1.89          2.13        168
  6.51     3.02      12,680     1.60            1.53            1.84          1.29         77
  6.46      .53      11,125     1.70            1.33            1.80          1.23        102
  6.36      .13       8,419     1.70            1.80            1.84          1.66        147
---------------------------------------------------------------------------------------------------


      ---------------------------------------------------------------------------------------------
                                                               INSURED INTERMEDIATE TAX EXEMPT FUND
      ---------------------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]FIRST INVESTORS


INSURED INTERMEDIATE
TAX EXEMPT FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:
These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-3690)

[FIRST INVESTORS LOGO] FIRST INVESTORS

INSURED TAX EXEMPT
FUND











--------------------------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                                 IS MAY 1, 2006

                         This page intentionally left blank.

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Insured Tax Exempt Fund?........................................  4
     Objective..............................................................  4
     Principal Investment Strategies........................................  4
     Principal Risks........................................................  4
Who should consider buying the Insured Tax Exempt Fund?.....................  5
How has the Insured Tax Exempt Fund performed?..............................  6
What are the fees and expenses of the Insured Tax Exempt Fund?..............  8

THE FUND IN DETAIL

What are the Insured Tax Exempt Fund's
objective, principal investment strategies, and principal risks?............ 10
Who manages the Insured Tax Exempt Fund?.................................... 13

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................ 14
How do I buy shares?........................................................ 15
What are the sales charges?................................................. 16
Are sales charge discounts available?....................................... 18
How do I sell shares?....................................................... 19
What if my account falls below the minimum account requirement?............. 20
Can I exchange my shares for the shares of other First Investors Funds?..... 20
What are the Fund's policies on frequent trading in the shares of the Fund?. 20
What are the risks of frequent trading in the shares of the Fund?........... 21

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 22
What about taxes?.......................................................... 22
How do I obtain a complete explanation of all account privileges and policies?.............................................................. 23

FINANCIAL HIGHLIGHTS ...................................................... 24

-------------------------------------------------------------------------------
OVERVIEW OF THE FUND
-------------------------------------------------------------------------------

WHAT IS THE INSURED TAX EXEMPT FUND?

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

The Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax and the AMT. The Fund invests primarily in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Fund generally invests in long-term bonds with maturities of fifteen years or more. The Fund may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Fund is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, municipal bonds tend to decline in price, and when interest rates fall, they tend to increase in price. In general, long-term bonds pay higher interest rates, but their prices are more sensitive to changes in interest rates than short- or intermediate-term bonds. When interest rates decline, the interest income received by the Fund may also decline.

To a lesser degree, an investment in the Fund is subject to credit risk. This is the risk that an issuer of the bonds, held by the Fund, may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Fund invests in municipal bonds that are insured against credit risk, the insurance does not eliminate credit risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Fund are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Fund or the Fund's share price, both of which will fluctuate.

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INSURED TAX EXEMPT FUND?

The Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking a relatively conservative investment which provides a high degree of credit quality,

|X| Are seeking income that is exempt from federal income tax, including the AMT,

|X| Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility to achieve this goal, and

|X|  Have a long-term investment horizon and are able to ride out market cycles.

The Insured Tax Exempt Fund is generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

The Insured Tax Exempt Fund is not accepting purchase orders from new shareholders unless they are investing at least $1,000,000.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss. On April 28, 2006, the Fund acquired all the assets of the predecessor fund of the same name through a reorganization. Since the Fund's objective and policies are the same in all material respects as the predecessor fund and since the Fund has the same investment adviser, the Fund has adopted the prior performance and financial history of that fund.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

HOW HAS THE INSURED TAX EXEMPT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

-------------------------------------------------------------------------------

                            INSURED TAX EXEMPT FUND

The bar chart contains the following plot points:

2.81%  8.27%  5.62%  -3.63%  11.93%  3.51%   10.10%  4.50%   2.47%   1.72%
1996   1997   1998   1999    2000    2001    2002    2003    2004    2005


--------------------------------------------------------------------------------
During the periods shown, the highest quarterly return was 5.50% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.64% (for the quarter ended June 30, 1999).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2005)

------------------------------------ ------------- ------------- ---------------
                                           1 YEAR       5 YEARS        10 YEARS
------------------------------------ ------------- ------------- ---------------

CLASS A SHARES
Return Before Taxes                        -4.17%        3.19%          4.03%
Return After Taxes on Distributions        -4.21%        3.03%          3.94%
Return After Taxes on Distributions        -1.33%        3.16%          3.99%
and Sale of Fund Shares
------------------------------------ ------------- ------------- ---------------

CLASS B SHARES
Return Before Taxes                        -3.00%        3.31%          4.07%
------------------------------------ ------------- ------------- ---------------
INDEX
Merrill Lynch Municipal Securities          3.94%        6.12%          6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
------------------------------------ ------------- ------------- ---------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

WHAT ARE THE FEES AND EXPENSES OF THE INSURED TAX EXEMPT FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)  5.75%*              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                     None**              4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.
** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


------------------------------------------------------------------------------------------------------------------------------------
                                                          Total
                                                          Annual
                             Distribution                  Fund
               Management    and Service     Other        Operating                          Net
                 Fees        (12b-1)        Expenses      Expenses      Fee Waivers        Expenses
                  (1)         Fees            (2)          (2)              (1)              (2)
------------------------------------------------------------------------------------------------------------------------------------

Class A          0.65%        0.26%          0.14%         1.05%         0.05%             1.00%
Shares
------------------------------------------------------------------------------------------------------------------------------------
Class B          0.65%        1.00%          0.14%         1.79%         0.05%             1.74%
Shares
------------------------------------------------------------------------------------------------------------------------------------


* THE FUND'S EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.60% FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006 FOR CLASS A AND CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS FEE WAIVER AT ANY TIME.
(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

------------------------- ------------- ------------- ------------- ------------
                             One Year    Three Years    Five Years    Ten Years
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares                $671         $885         $1,116         $1,780
--------------------------------------------------------------------------------
Class B shares                $577         $858         $1,165         $1,906*
--------------------------------------------------------------------------------

If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares                $671         $885         $1,116         $1,780
--------------------------------------------------------------------------------
Class B shares                $177         $558           $965         $1,906*
--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

-------------------------------------------------------------------------------
THE FUNDS IN DETAIL
-------------------------------------------------------------------------------

WHAT ARE THE INSURED TAX EXEMPT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the AMT. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

All municipal bonds in which the Fund invests are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Services and Fitch Ratings. The Fund may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund.

While all municipal bonds held by the Fund are insured, not all securities held by the Fund may be insured. In general, the non-insured securities held by the Fund are limited to short-term investments. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund follows the strategy of investing in long-term municipal bonds. The Fund generally purchases bonds with maturities of fifteen years or more. The Fund adjusts the duration of its portfolio based upon its outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Fund will generally adjust the duration of its portfolio by buying or selling municipal securities, including zero coupon bonds. For example, if the Fund believes that interest rates are likely to rise, it will generally attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from other instruments, securities, or indices. In selecting investments, the Fund considers, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Fund attempts to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, at times it may invest in instruments subject to federal income tax.

The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment or it falls short of the portfolio manager's expectations. The Fund will not necessarily sell an investment if its rating is reduced or there is a default by the issuer. The Fund generally takes taxes into consideration in deciding whether to sell an investment. This may affect the Fund's total return performance. For example, the Fund may decide not to sell an investment for performance reasons if its sale would result in a capital gain distribution to shareholders.


The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Insured Tax Exempt Fund:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Fund buys give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;

     (ii) Adverse political or regulatory developments at the state or federal level;

     (iii) Erosion of taxes or other revenues supporting debt obligations;

     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

     (v)   Natural disasters, terrorist acts, or energy shortages;

     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by the Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by the Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by the Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE INSURED TAX EXEMPT FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.8 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended December 31, 2005, FIMCO received advisory fees, net of waiver (if any), of 0.60% of the Fund's average daily net assets.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of the Fund. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the advisory agreement will be available in the Fund's Semi-Annual Report to shareholders for the six-months ending June 30, 2006.

The Fund intends to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

-------------------------------------------------------------------------------
BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, the Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

-------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT         SALES CHARGE AS A PERCENTAGE         SALES CHARGE AS A
                             OF OFFERING PRICE*         PERCENTAGE OF NET AMOUNT
                                                                INVESTED*
-------------------------------------------------------------------------------
Less than $100,000                  5.75%                          6.10%
-------------------------------------------------------------------------------
$100,000-$249,999                   4.50                           4.71
-------------------------------------------------------------------------------
$250,000-$499,999                   3.50                           3.63
-------------------------------------------------------------------------------
$500,000-$999,999                   2.50                           2.56
-------------------------------------------------------------------------------
$1,000,000 or more                  0**                             0**
-------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.
** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION
-------------------------------------------------------------------------------
Within the 1st or 2nd year                                  4%
-------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
-------------------------------------------------------------------------------
In the 5th year                                            2
-------------------------------------------------------------------------------
In the 6th year                                            1
-------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
-------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. The plans allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

-------------------------------------------------------------------------------
ACCOUNT POLICIES
-------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Fund should generally be exempt from federal income taxes, including the AMT. However, the Fund reserves the right to buy securities that may produce taxable income to shareholders.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund on April 28, 2006. The Fund has adopted the financial history of its predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

-------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                         FROM
            BEGINNING
            OF YEAR     Net          Net Realized       Total from    Net Gain     Net Realized   Total
                        Investment   and                Investment    Investment   Gain           Distributions
                        Income       Unrealized         Operations    Income
                                     Gain (Loss)
                                     on Investments
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
2001         $10.33     $.460      $(.099)              $.361         $.470        $.071           $.541
2002          10.15      .446        .560               1.006          .452         .244            .696
2003          10.46      .425        .037                .462          .422         .080            .502
2004          10.42      .418       (.169)               .249          .419          --             .419
2005          10.25      .409       (.236)               .173          .408         .025            .433
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
2001         $10.33     $.385      $(.106)              $.279         $.398        $.071           $.469
2002          10.14      .370        .564                .934          .380         .244            .624
2003          10.45      .344        .036                .380          .350         .080            .430
2004          10.40      .336       (.159)               .177          .347          --             .347
2005          10.23      .329       (.228)               .101          .336         .025            .361
------------------------------------------------------------------------------------------------------------------------------------

*       Calculated without sales charges.
(+) Net of expenses waived or assumed by the Adviser and/or the transfer agent.


------------------------------------------------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

NET          TOTAL        NET        RATIO TO AVERAGE      RATIO TO AVERAGE     PORTFOLIO
ASSET        RETURN*      ASSETS     NET ASSETS(+)         NET ASSETS           TURNOVER
VALUE AT     (%)          AT                               BEFORE EXPENSES      RATE (%)
END OF YEAR               END OF     Expenses Net          WAIVED OR ASSUMED
                          YEAR (IN   (%)      Investment
                          THOUSANDS)          Income (%)   Expenses     Net
                                                           (%)          Investment
                                                                        Income(%)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
$10.15        3.51       $901,699     1.05       4.43       1.10         4.38    32
 10.46       10.10        915,763     1.03       4.26       1.10         4.19    29
 10.42        4.50        882,285     1.02       4.06       1.11         3.97    25
 10.25        2.47        824,507     1.01       4.08       1.15         3.94    27
  9.99        1.72        759,815     1.01       4.02       1.13         3.90    24
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
$10.14        2.70         $5,260     1.78       3.70       1.83         3.65    32
 10.45        9.36          5,553     1.76       3.53       1.83         3.46    29
 10.40        3.70          4,576     1.75       3.33       1.84         3.24    25
 10.23        1.76          3,588     1.74       3.35       1.88         3.21    27
  9.97        1.00          3,073     1.74       3.29       1.86         3.17    24
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         INSURED TAX EXEMPT FUND
-------------------------------------------------------------------------------

[FIRST INVESTORS LOGO} FIRST INVESTORS

INSURED TAX EXEMPT FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-3690)

[LOGO] FIRST INVESTORS




     INSURED TAX EXEMPT

     FUND II












--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


THE DATE OF THIS

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                           P R O S P E C T U S
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                                                                 IS MAY 1, 2006

--------------------------------------------------------------------------------
CONTENTS
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OVERVIEW OF THE FUND

What is the Insured Tax Exempt Fund II?...................................... 3

     Objectives.............................................................. 3

     Principal Investment Strategies......................................... 3

     Principal Risks......................................................... 3

Who should consider buying the Insured Tax Exempt Fund II?................... 4

How has the Insured Tax Exempt Fund II performed?............................ 5

What are the fees and expenses of the Insured Tax Exempt Fund II?............ 7

THE FUND IN DETAIL

What are the Insured Tax Exempt Fund II's
objectives, principal investment strategies, and principal risks?............ 9

Who manages the Insured Tax Exempt Fund II?................................. 12

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................................ 13

How do I buy shares?........................................................ 14

What are the sales charges?................................................. 15

Are sales charge discounts available?....................................... 17

How do I sell shares?....................................................... 19

What if my account falls below the minimum account requirement?............. 20

Can I exchange my shares for the shares of other First Investors Funds?..... 20

What are the Fund's policies on frequent trading in the shares of the Fund?. 20

What are the risks of frequent trading in the shares of the Fund?........... 21

ACCOUNT POLICIES

What about dividends and capital gain distributions?........................ 22

What about taxes?........................................................... 22

How do I obtain a complete explanation of all account privileges and policies?................................................................... 23

FINANCIAL HIGHLIGHTS ....................................................... 24

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE INSURED TAX EXEMPT FUND II?

Objectives:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("AMT") and, secondarily, total return.

Principal Investment Strategies:

The Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax and the AMT. The Fund invests primarily in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Fund generally invests in long-term bonds with maturities of fifteen years or more. The Fund may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Fund is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, municipal bonds tend to decline in price, and when interest rates fall, they tend to increase in price. In general, long-term bonds pay higher interest rates, but their prices are more sensitive to changes in interest rates than short- or intermediate-term bonds. When interest rates decline, the interest income received by the Fund may also decline.

To a lesser degree, an investment in the Fund is subject to credit risk. This is the risk that an issuer of the bonds, held by the Fund, may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Fund invests in municipal bonds that are insured against credit risk, the insurance does not eliminate credit risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Fund are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Fund or the Fund's share price, both of which will fluctuate.

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INSURED TAX EXEMPT FUND II?

The Insured Tax Exempt Fund II may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility to achieve this goal, and

o    Have a long-term investment horizon and are able to ride out market cycles.

The Insured Tax Exempt Fund II is generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss. On April 28, 2006, the Fund acquired all the assets of the predecessor fund of the same name through a reorganization. Since the Fund's objective and policies are the same in all material respects as the predecessor fund and since the Fund has the same investment adviser, the Fund has adopted the prior performance and financial history of that fund.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

HOW HAS THE INSURED TAX EXEMPT FUND II PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------

                           INSURED TAX EXEMPT FUND II

                           [BAR CHART GRAPHIC OMITTED]

The bar chart contains the following plot points:

4.11%   10.30%   7.39%   -1.92%   13.50%   5.43%   12.34%   5.04%  4.36%   3.77%

1996     1997    1998     1999     2000    2001     2002    2003    2004   2005


During the periods shown, the highest quarterly return was 6.09% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.69% (for the quarter ended June 30, 1999).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                                      CLASS A       CLASS B
                                     1 YEAR  5 YEARS (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                  -2.20%    4.90%     5.71%        N/A

Return After Taxes on Distributions  -2.38%    4.64%     5.36%        N/A

Return After Taxes on Distributions  -0.17%    4.47%     5.24%        N/A
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                 -1.03%     5.02%      N/A        5.33%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities   3.94%     6.12%     6.25%       6.12%
Master Index (reflects no deduction
for fees, expenses or taxes)**
--------------------------------------------------------------------------------

* CLASS B SHARES COMMENCED OPERATIONS ON 12/18/00. THE RETURN SHOWN FOR THE INDEX IS FOR THE PERIOD 12/31/00 TO 12/31/05.

** THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

WHAT ARE THE FEES AND EXPENSES OF THE INSURED TAX EXEMPT FUND II?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)      Class A Shares    Class B Shares
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)      5.75%*              None
--------------------------------------------------------------------------------

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                         None**              4.00%***
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

--------------------------------------------------------------------------------
                                                   Total
                                                  Annual
                        Distribution               Fund
           Management   and Service     Other   Operating                  Net
              Fees      (12b-1) Fees  Expenses   Expenses  Fee Waivers  Expenses
              (1)                        (2)        (2)        (1)        (2)

--------------------------------------------------------------------------------
Class A      0.66%         0.25%        0.21%      1.12%       0.12%       1.00%
Shares
--------------------------------------------------------------------------------
Class B      0.66%         1.00%        0.21%      1.87%       0.12%       1.75%
Shares
--------------------------------------------------------------------------------

* THE FUND'S EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.00% FOR CLASS A SHARES AND 1.75% FOR CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THIS FEE WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                                One Year   Three Years   Five Years    Ten Years
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares                    $671         $899        $1,146        $1,850
--------------------------------------------------------------------------------
Class B shares                    $578         $876        $1,200        $1,985*
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares                    $671         $899        $1,146        $1,850
--------------------------------------------------------------------------------
Class B shares                    $178         $576        $1,000        $1,985*
--------------------------------------------------------------------------------

* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE INSURED TAX EXEMPT FUND II'S OBJECTIVES,
PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the AMT. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

All municipal bonds in which the Fund invests are insured as to the timely payment of interest and principal by independent insurance companies, which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Services and Fitch Ratings. The Fund may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund.

While all municipal bonds held by the Fund are insured, not all securities held by the Fund may be insured. In general, the non-insured securities held by the Fund are limited to short-term investments. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Fund follows the strategy of investing in long-term municipal bonds. The Fund generally purchases bonds with maturities of fifteen years or more. The Fund adjusts the duration of its portfolio based upon its outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Fund will generally adjust the duration of its portfolio by buying or selling municipal securities, including zero coupon bonds. For example, if the Fund believes that interest rates are likely to rise, it will generally attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Fund considers, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Fund attempts to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, at times it may invest in instruments subject to federal income tax.

The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment or it falls short of the portfolio manager's expectations. The Fund will not necessarily sell an investment if its rating is reduced or there is a default by the issuer.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objectives.

The Fund seeks total return through actively trading to take advantage of relative value opportunities in the municipal bond market. As a result, the Fund may at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Insured Tax Exempt Fund II:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Fund buys may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

    (i)    A downturn in the national or local economy;
    (ii) Adverse political or regulatory developments at the state or federal level;
    (iii)  Erosion of taxes or other revenues supporting debt obligations;
    (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
    (v)    Natural disasters, terrorist acts, or energy shortages;
    (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
    (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by the Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by the Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by the Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE INSURED TAX EXEMPT FUND II?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.8 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended December 31, 2005, FIMCO received advisory fees, net of waiver (if any), of 0.54% of the Fund's average daily net assets.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of the Fund. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the advisory agreement will be available in the Fund's Semi-Annual Report to shareholders for the six-months ending June 30, 2006.

The Fund intends to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Fund to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, the Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES*

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                        SALES CHARGE AS A PERCENTAGE         SALES CHARGE AS A
YOUR INVESTMENT             OF OFFERING PRICE**         PERCENTAGE OF NET AMOUNT
                                  INVESTED**
--------------------------------------------------------------------------------
Less than $100,000                  5.75%                          6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                   4.50                           4.71
--------------------------------------------------------------------------------
$250,000-$499,999                   3.50                           3.63
--------------------------------------------------------------------------------
$500,000-$999,999                   2.50                           2.56
--------------------------------------------------------------------------------
$1,000,000 or more                  0***                           0***
--------------------------------------------------------------------------------

* IF YOU WERE A SHAREHOLDER OF THE INSURED TAX EXEMPT FUND II PRIOR TO DECEMBER 18, 2000, YOU WILL CONTINUE TO BE ABLE TO PURCHASE ADDITIONAL CLASS A SHARES OF THE FUND AT A LOWER SALES CHARGE WHICH WAS THEN IN EFFECT FOR AS LONG AS YOU MAINTAIN YOUR INVESTMENT IN THE FUND - THAT IS, A SALES CHARGE (EXPRESSED AS A PERCENTAGE OF OFFERING PRICE) OF 4.75% ON INVESTMENTS OF LESS THAN $100,000; 3.90% ON INVESTMENTS OF $100,000 - $249,999; 2.90% ON INVESTMENTS OF $250,000 -
$499,999; AND 2.40% ON INVESTMENTS OF $500,000 - $999,999.

** DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

*** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

YEAR OF REDEMPTION                      CDSC AS A PERCENTAGE OF PURCHASE PRICE
                                                 OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                               4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                               3
--------------------------------------------------------------------------------
In the 5th year                                          2
--------------------------------------------------------------------------------
In the 6th year                                          1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                         0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. The plans allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Fund should generally be exempt from federal income taxes, including the AMT. However, the Fund reserves the right to buy securities that may produce taxable income to shareholders.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor fund of the same name, which was acquired by the Fund on April 28, 2006. The Fund has adopted the financial history of its predecessor fund. The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

            NET ASSET     INCOME FROM                                 LESS DISTRIBUTIONS
            VALUE AT      INVESTMENT OPERATIONS                       FROM
            BEGINNING
            OF YEAR       Net          Net Realized    Total from     Net            Net Realized     Total
                          Investment   and             Ivestment      Investment     Gains            Distributions
                          Income       Unrealized      Operations     Income
                                       Gain (Loss)
                                       on Investments

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------
 2001         $14.30        $.591         $.175          $.766        $.593          $.143             $.736
 2002          14.33         .549         1.191          1.740         .548           .252              .800
 2003          15.27         .526          .231           .757         .527           .090              .617
 2004          15.41         .535          .123           .658         .531           .117              .648
 2005          15.42         .523          .050           .573         .523           .140              .663
--------------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------------
 2001         $14.30        $.487         $.169          $.656        $.483          $.143             $.626
 2002          14.33         .439         1.187          1.626         .444           .252              .696
 2003          15.26         .412          .230           .642         .412           .090              .502
 2004          15.40         .419          .129           .548         .411           .117              .528
 2005          15.42         .408          .045           .453         .403           .140              .543
--------------------------------------------------------------------------------------------------------------------------

* CALCULATED WITHOUT SALES CHARGES.

+ NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------------------------------

                TOTAL        RATIOS/SUPPLEMENTAL DATA
                RETURN


   NET          TOTAL        NET           RATIO TO AVERAGE               RATIO TO AVERAGE                PORTFOLIO
   ASSET        RETURN*      ASSETS AT     NET ASSETS+                    NET ASSETS                      TURNOVER
   VALUE AT     (%)          END OF                                       BEFORE EXPENSES                 RATE (%)
   END OF                    YEAR (IN      Expenses      Net              WAIVED OR ASSUMED
   YEAR                      THOU-         (%)           Investment
                             SANDS)                      Income (%)       Expenses        Net
                                                                          (%)             Investment
                                                                                          Income (%)
--------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------
  $14.33          5.43      $29,851          1.00         4.03            1.52            3.51            190
   15.27         12.34       64,728          1.00         3.67            1.47            3.20            147
   15.41          5.04       80,300          1.00         3.43            1.48            2.95            120
   15.42          4.36       83,555          1.00         3.47            1.46            3.01            115
   15.33          3.77      101,741          1.00         3.37            1.46            2.91            114
--------------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------------
  $14.33          4.63       $3,019          1.75         3.28            2.27            2.76            190
   15.26         11.49       12,771          1.75         2.92            2.22            2.45            147
   15.40          4.26       17,392          1.75         2.68            2.23            2.20            120
   15.42          3.62       16,439          1.75         2.72            2.21            2.26            115
   15.33          2.97       16,091          1.75         2.62            2.21            2.16            114

--------------------------------------------------------------------------------------------------------------------------


                                                                           -----------------------------------------------
                                                                                                INSURED TAX EXEMPT FUND II
                                                                           -----------------------------------------------

                                                          26

[LOGO] FIRST INVESTORS

INSURED TAX EXEMPT FUND II

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:
These Reports include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-3690)

[FIRST INVESTORS LOGO]
FIRST INVESTORS


SINGLE STATE INSURED
TAX EXEMPT

     ARIZONA FUND

     CALIFORNIA FUND

     COLORADO FUND

     OREGON FUND


--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


THE DATE OF THIS
--------------------------------------------------------------------------------
                              P R O S P E C T U S
--------------------------------------------------------------------------------
                                                                  IS MAY 1, 2006

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Exempt Funds?........................... 3
     Objectives............................................................... 3
     Principal Investment Strategies.......................................... 3
     Principal Risks.......................................................... 3
Who should consider buying a Single State Insured Tax Exempt Fund?............ 5
How have the Single State Insured Tax Exempt Funds performed?................. 6
     Arizona ..................................................................7
     California .............................................................. 8
     Colorado ................................................................ 9
     Oregon ..................................................................10
What are the fees and expenses of the Single State Insured Tax Exempt Funds?. 11

THE FUNDS IN DETAIL

What are the Single State Insured Tax Exempt Funds'
objectives, principal investment strategies, and principal risks?............ 14
Who manages the Single State Insured Tax Exempt Funds?....................... 18

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 19
How do I buy shares?......................................................... 20
What are the sales charges?.................................................. 21
Are sales charge discounts available?........................................ 23
How do I sell shares?.........................................................25
What if my account falls below the minimum account requirement?...............26
Can I exchange my shares for the shares of other First Investors Funds?...... 26
What are the Funds' policies on frequent trading in the shares of the Funds?. 26
What are the risks of frequent trading in the shares of the Funds?........... 27

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 28
What about taxes?............................................................ 28
How do I obtain a complete explanation of all account privileges and policies? ..................................................................  29

FINANCIAL HIGHLIGHTS ........................................................ 30

     Arizona ................................................................ 31
     California ............................................................. 33
     Colorado ............................................................... 35
     Oregon ................................................................. 37

--------------------------------------------------------------------------------
OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

OVERVIEW

Objectives:

The Arizona, California, Colorado and Oregon Insured Tax Exempt Funds (collectively, the "Single State Insured Tax Exempt Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the Arizona Fund generally invests in Arizona municipal securities, the California Fund generally invests in California municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state.

The Funds primarily invest in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but their prices are more sensitive to changes in interest rates than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX EXEMPT FUND?

A Single State Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

o    Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Exempt Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

On April 28, 2006, each Fund acquired all the assets of a predecessor fund of the same name through a reorganization. Since each Fund's objective and policies are the same in all material respects as the predecessor fund and since each Fund has the same investment adviser, each Fund has adopted the prior performance and financial history of that fund.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

HOW HAVE THE SINGLE STATE INSURED TAX EXEMPT FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years. Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------
                                     ARIZONA

                           [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

1996    1997    1998     1999     2000    2001     2002    2003    2004    2005
3.69%   9.28%   6.17%   -1.88%   10.89%   4.56%   10.12%   4.77%   3.51%   2.04%

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.14% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.23% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                           1 YEAR        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                        -3.85%         3.72%          4.63%
Return After Taxes on Distributions        -4.28%         3.56%          4.55%
Return After Taxes on Distributions        -1.03%         3.57%          4.51%
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                        -2.70%         3.84%          4.62%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities          3.94%         6.12%          6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------
                                   CALIFORNIA

                           [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:


1996    1997    1998     1999     2000    2001     2002    2003    2004    2005
3.91%   9.66%   6.31%   -2.88%   13.56%   3.78%   10.53%   4.45%   3.96%   2.63%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.64% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.99% (FOR THE QUARTER ENDED JUNE 30, 1999).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                            1 YEAR        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                         -3.25%         3.80%         4.87%
Return After Taxes on Distributions         -3.45%         3.66%         4.67%
Return After Taxes on Distributions         -0.56%         3.62%         4.62%
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                         -2.08%         3.91%         4.87%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities           3.94%         6.12%         6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------
                                    COLORADO

                           [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:


1996    1997    1998     1999     2000    2001     2002    2003    2004    2005
4.57%   9.37%   6.27%   -2.15%   11.71%   5.24%   10.76%   5.09%   3.51%   2.32%

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.38% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.53% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                            1 YEAR        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                         -3.56%         4.11%         4.97%
Return After Taxes on Distributions         -3.56%         4.08%         4.96%
Return After Taxes on Distributions         -0.94%         4.00%         4.86%
and Sale of Fund Shares
-------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                         -2.49%         4.23%         4.96%
-------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities           3.94%         6.12%         6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------
                                     OREGON

                           [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:


1996    1997    1998     1999     2000    2001     2002    2003    2004    2005
3.68%   9.97%   6.29%   -1.95%   11.04%   4.05%   10.04%   4.63%   2.78%   2.54%

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.24% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.45% (FOR THE QUARTER ENDED JUNE 30, 1999).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                            1 YEAR        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                         -3.39%         3.54%         4.61%
Return After Taxes on Distributions         -3.47%         3.52%         4.61%
Return After Taxes on Distributions
and Sale of Fund Shares                     -0.86%         3.48%         4.52%
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                         -2.29%         3.65%         4.60%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities           3.94%         6.12%         6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)       5.75%*             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None**             4.00%***
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

--------------------------------------------------------------------------------
                                                      Total
                                                     Annual
                               Distribution            Fund
                   Management  and Service   Other   Operating   Fee      Net
                     Fees        (12b-1)    Expenses Expenses   Waivers Expenses
                      (1)         Fees        (2)      (2)        (1)     (2)
--------------------------------------------------------------------------------
ARIZONA FUND
Class A Shares       0.66%        0.25%       0.23%    1.14%     0.39%   0.75%
Class B Shares       0.66%        1.00%       0.23%    1.89%     0.39%   1.50%

--------------------------------------------------------------------------------
CALIFORNIA FUND
Class A Shares       0.66%        0.25%       0.17%    1.08%     0.23%   0.85%
Class B Shares       0.66%        1.00%       0.17%    1.83%     0.23%   1.60%

--------------------------------------------------------------------------------
COLORADO FUND
Class A Shares       0.66%        0.25%       0.27%    1.18%     0.51%   0.67%
Class B Shares       0.66%        1.00%       0.27%    1.93%     0.51%   1.42%

--------------------------------------------------------------------------------
OREGON FUND
Class A Shares       0.66%        0.25%       0.22%    1.13%     0.28%   0.85%
Class B Shares       0.66%        1.00%       0.22%    1.88%     0.28%   1.60%
--------------------------------------------------------------------------------
*    THE FUNDS' EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A SHARES EXCEED 0.75% FOR ARIZONA FUND, 0.85% FOR CALIFORNIA FUND, 0.67% FOR COLORADO FUND, AND 0.85% FOR OREGON FUND, AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B SHARES EXCEED 1.50% FOR ARIZONA FUND, 1.60% FOR CALIFORNIA FUND, 1.42% FOR COLORADO FUND, AND 1.60% FOR OREGON FUND. THE BOARD MAY CHANGE OR ELIMINATE THESE FEE WAIVERS AT ANY TIME.

(2) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                          ONE YEAR     THREE YEARS    FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
ARIZONA FUND
Class A shares              $647          $880          $1,131          $1,849
Class B shares              $553          $856          $1,185          $1,984*

--------------------------------------------------------------------------------
CALIFORNIA FUND
Class A shares              $657          $877          $1,115          $1,797
Class B shares              $563          $853          $1,169          $1,932*

--------------------------------------------------------------------------------
COLORADO FUND
Class A shares              $640          $881          $1,140          $1,882
Class B shares              $545          $857          $1,195          $2,017*

--------------------------------------------------------------------------------
OREGON FUND
Class A shares              $657          $887          $1,136          $1,847
Class B shares              $563          $864          $1,190          $1,982*

--------------------------------------------------------------------------------
*    ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE


--------------------------------------------------------------------------------
                          ONE YEAR     THREE YEARS    FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARIZONA FUND
Class A shares              $647          $880          $1,131          $1,849
Class B shares              $153          $556            $985          $1,984*

--------------------------------------------------------------------------------
CALIFORNIA FUND
Class A shares              $657          $877          $1,115          $1,797
Class B shares              $163          $553            $969          $1,932*

--------------------------------------------------------------------------------
COLORADO FUND
Class A shares              $640          $881          $1,140          $1,882
Class B shares              $145          $557            $995          $2,017*

--------------------------------------------------------------------------------
OREGON FUND
Class A shares              $657          $887          $1,136          $1,847
Class B shares              $163          $564            $990          $1,982*

--------------------------------------------------------------------------------
*    ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX EXEMPT FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Exempt Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the Arizona Fund generally invests in Arizona bonds, the California Fund generally invests in California bonds, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Services and Fitch Ratings. The Funds may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds.

While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long-term municipal bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report and information concerning the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)   A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii) Erosion of taxes or other revenues supporting debt obligations;
     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)   Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations.

Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.8 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2005, FIMCO received advisory fees, net of waiver (if any), as follows: 0.28% of average daily net assets for Arizona Fund; 0.44% of average daily net assets for California Fund; 0.09% of average daily net assets for Colorado Fund; and 0.40% of average daily net assets for Oregon Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the advisory agreement will be available in the Fund's Semi-Annual Report to shareholders for the six-months ending June 30, 2006.

The Funds intend to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of a Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.


--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                  SALES CHARGE AS A           SALES CHARGE AS A
                                PERCENTAGE OF OFFERING        PERCENTAGE OF NET
YOUR INVESTMENT                         PRICE*                AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000                       5.75%                      6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999                      4.50                       4.71
--------------------------------------------------------------------------------
$250,000 - $499,999                      3.50                       3.63
--------------------------------------------------------------------------------
$500,000 - $999,999                      2.50                       2.56
--------------------------------------------------------------------------------
$1,000,000 or more                          0**                        0**
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                       CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                              OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                               4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                               3
--------------------------------------------------------------------------------
In the 5th year                                          2
--------------------------------------------------------------------------------
In the 6th year                                          1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                         0

--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.


Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.

You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and

Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
ARIZONA FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET        INCOME FROM                                        LESS DISTRIBUTIONS
            VALUE AT         INVESTMENT OPERATIONS                              FROM
            BEGINNING
            OF YEAR          Net           Net Realized      Total from         Net           Net Realized    Total
                             Investment    and               Investment         Investment    Gains           Distributions
                             Income        Unrealized        Operations         Income
                                           Gain (Loss)
                                           on Investments
---------------------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------------------
2001         $13.36           $.616          $(.012)           $.604             $.614           $--            $.614
2002          13.35            .574            .752            1.326              .571           .125            .696
2003          13.98            .552            .101             .653              .556           .087            .643
2004          13.99            .552           (.074)            .478              .550           .048            .598
2005          13.87            .547           (.270)            .277              .551           .226            .777
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
2001         $13.35           $.514          $(.009)           $.505             $.515           $--            $.515
2002          13.34            .470            .758            1.228              .463           .125            .588
2003          13.98            .445            .100             .545              .448           .087            .535
2004          13.99            .449           (.079)            .370              .442           .048            .490
2005          13.87            .445           (.268)            .177              .451           .226            .677
---------------------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------
             TOTAL      RATIOS/SUPPLEMENTAL DATA
             RETURN

NET          TOTAL      NET        RATIO TO AVERAGE            RATIO TO AVERAGE        PORTFOLIO
ASSET        RETURN*    ASSETS     NET ASSETS +                NET ASSETS              TURNOVER
VALUE AT     (%)        AT                                     BEFORE EXPENSES         RATE (%)
END OF YEAR             END OF     Expenses      Net           WAIVED OR ASSUMED
                        YEAR       (%)           Investment
                        (IN                      Income(%)     Expenses     Net
                        THOU-                                  (%)          Investment
                        SANDS)                                              Income(%)
-------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------
 $13.35       4.56      $16,652      .65           4.55          1.20        4.00         36
  13.98      10.12       20,148      .75           4.19          1.17        3.77         28
  13.99       4.77       21,709      .75           3.95          1.20        3.50         43
  13.87       3.51       17,911      .75           3.96          1.18        3.53         15
  13.37       2.04       15,086      .75           3.99          1.23        3.51         14

-------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------
 $13.34       3.80       $1,485     1.40           3.80          1.95        3.25         36
  13.98       9.34        2,111     1.50           3.44          1.92        3.02         28
  13.99       3.96        3,121     1.50           3.20          1.95        2.75         43
  13.87       2.71        2,523     1.50           3.21          1.93        2.78         15
  13.37       1.30        2,235     1.50           3.24          1.98        2.76         14
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    ARIZONA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET        INCOME FROM                                        LESS DISTRIBUTIONS
            VALUE AT         INVESTMENT OPERATIONS                              FROM
            BEGINNING
            OF YEAR          Net           Net Realized      Total from         Net           Net Realized    Total
                             Investment    and               Investment         Investment    Gains           Distributions
                             Income        Unrealized        Operations         Income
                                           Gain (Loss)
                                           on Investments
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------------------
2001         $12.01          $ .544         $(.095)            $.449             $.571          $.028          $.599
2002          11.86            .507           .719             1.226              .505           .111           .616
2003          12.47            .481           .063              .544              .479           .025           .504
2004          12.51            .480           .002              .482              .472            --            .472
2005          12.52            .474          (.151)             .323              .480           .173           .653

---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
2001         $12.01           $.456         $(.097)            $.359             $.481          $.028          $.509
2002          11.86            .413           .717             1.130              .409           .111           .520
2003          12.47            .387           .061              .448              .383           .025           .408
2004          12.51            .388          (.002)             .386              .376            --            .376
2005          12.52            .384          (.147)             .237              .384           .173           .557
---------------------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------
             TOTAL      RATIOS/SUPPLEMENTAL DATA
             RETURN

NET          TOTAL      NET        RATIO TO AVERAGE            RATIO TO AVERAGE        PORTFOLIO
ASSET        RETURN*    ASSETS     NET ASSETS +                NET ASSETS              TURNOVER
VALUE AT     (%)        AT                                     BEFORE EXPENSES         RATE (%)
END OF YEAR             END OF     Expenses      Net           WAIVED OR ASSUMED
                        YEAR       (%)           Investment
                        (IN                      Income(%)     Expenses     Net
                        THOU-                                  (%)          Investment
                        SANDS)                                              Income(%)
-------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------
 $11.86       3.78      $17,449      .65           4.52          1.14        4.03         36
  12.47      10.53       23,240      .75           4.14          1.16        3.73         51
  12.51       4.45       26,977      .75           3.87          1.20        3.42         81
  12.52       3.96       25,873      .85           3.86          1.16        3.55         30
  12.19       2.63       26,536      .85           3.81          1.17        3.49         59

-------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------
 $11.86       3.01       $1,046     1.40           3.77          1.89        3.28         36
  12.47       9.67        2,523     1.50           3.39          1.91        2.98         51
  12.51       3.65        3,511     1.50           3.12          1.95        2.67         81
  12.52       3.15        3,046     1.60           3.11          1.91        2.80         30
  12.20       1.92        2,571     1.60           3.06          1.92        2.74         59
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                 CALIFORNIA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COLORADO FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET        INCOME FROM                                        LESS DISTRIBUTIONS
            VALUE AT         INVESTMENT OPERATIONS                              FROM
            BEGINNING
            OF YEAR          Net           Net Realized      Total from         Net           Net Realized    Total
                             Investment    and               Investment         Investment    Gains           Distributions
                             Income        Unrealized        Operations         Income
                                           Gain (Loss)
                                           on Investments
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------------------
2001         $12.99           $.619          $.055             $.674             $.620          $.014           $.634
2002          13.03            .575           .801             1.376              .574           .082            .656
2003          13.75            .560           .126              .686              .556             --            .556
2004          13.88            .564          (.089)             .475              .555             --            .555
2005          13.80            .548          (.234)             .314              .564             --            .564

---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
2001         $12.98           $.544          $.071             $.615             $.551          $.014           $.565
2002          13.03            .471           .797             1.268              .476           .082            .558
2003          13.74            .456           .122              .578              .448             --            .448
2004          13.87            .466          (.089)             .377              .447             --            .447
2005          13.80            .449          (.243)             .206              .456             --            .456
---------------------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------
             TOTAL      RATIOS/SUPPLEMENTAL DATA
             RETURN

NET          TOTAL      NET        RATIO TO AVERAGE            RATIO TO AVERAGE        PORTFOLIO
ASSET        RETURN*    ASSETS     NET ASSETS +                NET ASSETS              TURNOVER
VALUE AT     (%)        AT                                     BEFORE EXPENSES         RATE (%)
END OF YEAR             END OF     Expenses      Net           WAIVED OR ASSUMED
                        YEAR       (%)           Investment
                        (IN                      Income(%)     Expenses     Net
                        THOU-                                  (%)          Investment
                        SANDS)                                              Income(%)
-------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------
 $13.03       5.24       $7,268      .50           4.70          1.15       4.05         61
  13.75      10.76       10,027      .60           4.28          1.27       3.61         32
  13.88       5.09       11,956      .60           4.07          1.29       3.38         46
  13.80       3.51        9,705      .60           4.06          1.25       3.41          7
  13.55       2.32        9,675      .60           4.01          1.27       3.34          3

-------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------
 $13.03       4.56         $419     1.25           3.95          1.90       3.30         61
  13.74       9.89        1,337     1.35           3.53          2.02       2.86         32
  13.87       4.28        1,678     1.35           3.32          2.04       2.63         46
  13.80       2.78        1,146     1.35           3.31          2.00       2.66          7
  13.55       1.51        1,032     1.35           3.26          2.02       2.59          3
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   COLORADO FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OREGON FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET        INCOME FROM                                        LESS DISTRIBUTIONS
            VALUE AT         INVESTMENT OPERATIONS                              FROM
            BEGINNING
            OF YEAR          Net           Net Realized      Total from         Net           Net Realized    Total
                             Investment    and               Investment         Investment    Gains           Distributions
                             Income        Unrealized        Operations         Income
                                           Gain (Loss)
                                           on Investments
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------------------
2001         $12.63           $.573         $(.067)            $.506             $.566            $--           $.566
2002          12.57            .533           .707             1.240              .540             --            .540
2003          13.27            .524           .078              .602              .522             --            .522
2004          13.35            .513          (.152)             .361              .511             --            .511
2005          13.20           .490           (.161)             .329              .486           .073            .559

---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
2001         $12.61           $.477         $(.057)            $.420             $.470            $--           $.470
2002          12.56            .434           .700             1.134              .444             --            .444
2003          13.25            .424           .092              .516              .426             --            .426
2004          13.34            .414          (.159)             .255              .415             --            .415
2005          13.18            .391          (.168)             .223              .390           .073            .463
---------------------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------
             TOTAL      RATIOS/SUPPLEMENTAL DATA
             RETURN

NET          TOTAL      NET        RATIO TO AVERAGE            RATIO TO AVERAGE        PORTFOLIO
ASSET        RETURN*    ASSETS     NET ASSETS +                NET ASSETS              TURNOVER
VALUE AT     (%)        AT                                     BEFORE EXPENSES         RATE (%)
END OF YEAR             END OF     Expenses      Net           WAIVED OR ASSUMED
                        YEAR       (%)           Investment
                        (IN                      Income(%)     Expenses     Net
                        THOU-                                  (%)          Investment
                        SANDS)                                              Income(%)
---------------------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------------------
 $12.57       4.05      $17,341      .65           4.50          1.20       3.95         37
  13.27      10.04       22,578      .75           4.12          1.21       3.66         32
  13.35       4.63       25,726      .75           3.94          1.22       3.47          4
  13.20       2.78       26,631      .75           3.89          1.21       3.43         15
  12.97       2.54       29,204      .85           3.72          1.22       3.35         44

---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
 $12.56       3.35       $1,584     1.40           3.75          1.95       3.20         37
  13.25       9.16        3,155     1.50           3.37          1.96       2.91         32
  13.34       3.96        3,040     1.50           3.19          1.97       2.72          4
  13.18       1.96        2,695     1.50           3.14          1.96       2.68         15
  12.94       1.71        2,537     1.60           2.97          1.97       2.60         44
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     OREGON FUND
--------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]FIRST INVESTORS


SINGLE STATE INSURED
TAX EXEMPT

     Arizona Fund

     California Fund

     Colorado Fund

     Oregon Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:
These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811- 3690)

[FIRST INVESTORS LOGO]
FIRST INVESTORS

--------------------------------------------------------------------------------

SINGLE STATE INSURED

TAX EXEMPT
--------------------------------------------------------------------------------

     CONNECTICUT FUND

     FLORIDA FUND

     MASSACHUSETTS FUND

     NEW JERSEY FUND

     NEW YORK FUND


--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                                  IS MAY 1, 2006

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Exempt Funds?........................... 3
    Objectives................................................................ 3
    Principal Investment Strategies........................................... 3
    Principal Risks........................................................... 3

Who should consider buying a Single State Insured Tax Exempt Fund?............ 5

How have the Single State Insured Tax Exempt Funds performed?................. 6
    Connecticut............................................................... 7
    Florida .................................................................. 8
    Massachusetts ............................................................ 9
    New Jersey............................................................... 10
    New York................................................................. 11

What are the fees and expenses of the Single State Insured Tax Exempt Funds?. 12

THE FUNDS IN DETAIL

What are the Single State Insured Tax Exempt Funds' objectives, principal investment strategies, and principal risks?.................................. 15
Who manages the Single State Insured Tax Exempt Funds?....................... 18

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 19
How do I buy shares?......................................................... 20
What are the sales charges?.................................................. 21
Are sales charge discounts available?........................................ 23
How do I sell shares?........................................................ 25
What if my account falls below the minimum account requirement?.............. 25
Can I exchange my shares for the shares of other First Investors Funds?...... 26
What are the Funds' policies on frequent trading in the shares of the Funds?. 26
What are the risks of frequent trading in the shares of the Funds?........... 26

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 27
What about taxes?............................................................ 27
How do I obtain a complete explanation of all account privileges and policies?................................................................ 27

FINANCIAL HIGHLIGHTS ........................................................ 28

     Connecticut............................................................. 29
     Florida ................................................................ 31
     Massachusetts .......................................................... 33
     New Jersey.............................................................. 35
     New York................................................................ 37

--------------------------------------------------------------------------------
OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

OVERVIEW

Objectives:

The New York, Connecticut, Florida, Massachusetts, and New Jersey Insured Tax Exempt Funds (collectively the "Single State Insured Tax Exempt Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the New York Fund generally invests in New York municipal securities, the New Jersey Fund generally invests in New Jersey municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. The Florida Fund invests only in municipal bonds that are not subject to the Florida intangible personal property tax (which may include municipal securities issued by U.S. commonwealths, possessions or territories).

The Funds primarily invest in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but their prices are more sensitive to changes in interest rates than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX EXEMPT FUND?

A Single State Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

o    Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Exempt Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

On April 28, 2006, each Fund acquired all the assets of a predecessor fund of the same name through a reorganization. Since each Fund's objective and policies are the same in all material respects as the predecessor fund and since each Fund has the same investment adviser, each Fund has adopted the prior performance and financial history of that fund.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

HOW HAVE THE SINGLE STATE INSURED TAX EXEMPT FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years. Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------

                                  CONNECTICUT

                          [Bar Chart Graphic Omitted]

The bar charts should be formatted in the following manner.

3.37%   8.77%   6.15%   -1.93%  10.45%  4.26%   9.86%   4.19%   3.76%   2.48%
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.05% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.21% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                        1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                     -3.39%       3.64%        4.45%
Return After Taxes on                   -3.47%       3.56%        4.41%
Distributions
Return After Taxes on                   -0.81%       3.56%        4.37%
Distributions and Sale of
Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                     -2.32%       3.75%        4.45%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal                  3.94%       6.12%        6.25%
Securities Master Index
(reflects no deduction for
fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------

                                    FLORIDA

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points.

3.34%   9.18%   6.09%   -2.93%  11.61%  4.25%   10.48%  4.19%   3.38%   2.00%
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.81% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.84% (FOR THE QUARTER ENDED JUNE 30, 1999).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                        1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                     -3.89%      3.58%       4.46%
Return After Taxes on                   -3.96%      3.42%       4.34%
Distributions
Return After Taxes on                   -1.17%      3.42%       4.33%
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                     -2.74%      3.70%       4.45%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal                  3.94%      6.12%       6.25%
Securities Master Index
(reflects no deduction for fees,
expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------

                                 MASSACHUSETTS

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points.

2.99%   8.27%   5.33%   -2.39%  11.83%  4.15%   10.26%  4.86%   2.74%   2.27%
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.18% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.71% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                        1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                     -3.62%      3.59%       4.33%
Return After Taxes on                   -3.68%      3.48%       4.20%
Distributions
Return After Taxes on                   -1.02%      3.51%       4.23%
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                     -2.48%      3.69%       4.33%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal                  3.94%      6.12%       6.25%
Securities Master Index
(reflects no deduction for
fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------

                                   NEW JERSEY

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points.

3.09%   8.36%   5.84%   -2.05%  10.41%  4.06%   9.72%   4.28%   2.59%   2.39%
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.39% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.49% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                        1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                     -3.50%      3.34%       4.19%
Return After Taxes on                   -3.50%      3.72%       4.08%
Distributions
Return After Taxes on                   -1.00%      3.29%       4.11%
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                     -2.37%      3.45%       4.18%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal                  3.94%      6.12%       6.25%
Securities Master Index
(reflects no deduction for
fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------

                                    NEW YORK

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points.

2.95%   7.82%   5.59%   -3.67%  12.41%  3.14%   10.45%  4.37%   2.44%   2.16%
1996    1997    1998    1999    2000    2001    2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.68% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.71% (FOR THE QUARTER ENDED JUNE 30, 1999).
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                        1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                     -3.71%      3.24%       4.06%
Return After Taxes on                   -3.71%      3.10%       3.93%
Distributions
Return After Taxes on                   -1.17%      3.20%       3.98%
Distributions and Sale of Fund
Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                     -2.59%      3.34%       4.10%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal                  3.94%      6.12%       6.25%
Securities Master Index
(reflects no deduction for fees,
expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)        Class A Shares   Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)        5.75%*             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                           None**             4.00%***
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

---------------------------------------------------------------------------------------------

                                      Distribution               Total
                                          and                   Annual
                                        Service                  Fund
                        Management      (12b-1)        Other   Operating     Fee      Net
                           Fees          Fees        Expenses   Expenses   Waivers  Expenses
                            (1)                         (2)       (2)        (1)      (2)
---------------------------------------------------------------------------------------------
CONNECTICUT FUND
Class A Shares             0.66%         0.25%         0.18%     1.09%      0.19%    0.90%
Class B Shares             0.66%         1.00%         0.18%     1.84%      0.19%    1.65%

---------------------------------------------------------------------------------------------
FLORIDA FUND
Class A Shares             0.66%         0.25%         0.18%     1.09%      0.19%    0.90%
Class B Shares             0.66%         1.00%         0.18%     1.84%      0.19%    1.65%

---------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A Shares             0.66%         0.25%         0.22%     1.13%      0.38%    0.75%
Class B Shares             0.66%         1.00%         0.22%     1.88%      0.38%    1.50%

---------------------------------------------------------------------------------------------
NEW JERSEY FUND
Class A Shares             0.66%         0.25%         0.16%     1.07%      0.12%    0.95%
Class B Shares             0.66%         1.00%         0.16%     1.82%      0.12%    1.70%

---------------------------------------------------------------------------------------------
NEW YORK FUND
Class A Shares             0.66%         0.25%         0.14%     1.05%      0.06%    0.99%
Class B Shares             0.66%         1.00%         0.14%     1.80%      0.06%    1.74%

---------------------------------------------------------------------------------------------
* THE FUNDS' EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

(1)  THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD") TO
     WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006 TO THE EXTENT THAT
     TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A SHARES EXCEED 0.90% FOR CONNECTICUT
     FUND, 0.90% FOR FLORIDA FUND, 0.75% FOR MASSACHUSETTS FUND AND 0.95% FOR NEW JERSEY
     FUND, AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B SHARES EXCEED 1.65% FOR
     CONNECTICUT FUND, 1.65% FOR FLORIDA FUND, 1.50% FOR MASSACHUSETTS FUND AND 1.70% FOR NEW
     JERSEY FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD TO WAIVE
     MANAGEMENT FEES IN EXCESS OF 0.60% FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006 FOR NEW
     YORK FUND'S CLASS A AND CLASS B SHARES. THE BOARD MAY CHANGE OR ELIMINATE THESE FEE
     WAIVERS AT ANY TIME.

(2)  EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE
     BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE
     REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES
     OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------

                               ONE YEAR   THREE YEARS    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares                  $662         $884          $1,124       $1,811
Class B shares                  $568         $860          $1,178       $1,946*

--------------------------------------------------------------------------------
FLORIDA FUND
Class A shares                  $662         $884          $1,124       $1,811
Class B shares                  $568         $860          $1,178       $1,946*

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares                  $647         $878          $1,127       $1,839
Class B shares                  $553         $854          $1,181       $1,974*

--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares                  $666         $885          $1,120       $1,795
Class B shares                  $573         $861          $1,174       $1,930*

--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares                  $670         $884          $1,116       $1,779
Class B shares                  $577         $861          $1,169       $1,914*

--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
                               ONE YEAR   THREE YEARS    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you do not redeem
your shares:
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares                  $662         $884          $1,124       $1,811
Class B shares                  $168         $560            $978        $1946*

--------------------------------------------------------------------------------
FLORIDA FUND
Class A shares                  $662         $884          $1,124       $1,811
Class B shares                  $168         $560            $978       $1,946*

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares                  $647         $878          $1,127       $1,839
Class B shares                  $153         $554            $981       $1,974*

--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares                  $666         $885          $1,120       $1,795
Class B shares                  $173         $561            $974       $1,930*

--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares                  $670         $884          $1,116       $1,779
Class B shares                  $177         $561            $969       $1,914*

--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX EXEMPT FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Exempt Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the New York Fund generally invests in New York bonds, the New Jersey Fund generally invests in New Jersey bonds, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any interest paid by the New York Fund would also be exempt from New York City tax. There is no state income tax in Florida. However, the Florida Fund is managed so that investments in the Florida Fund will not be subject to the Florida intangible personal property tax.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Services and Fitch Ratings. The Funds may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds.

While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long-term municipal bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report and information concerning the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

     (i)    A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii)  Erosion of taxes or other revenues supporting debt obligations;
     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)    Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.8 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2005, FIMCO received advisory fees, net of waiver (if any), as follows: 0.43% of average daily net assets for Connecticut Fund; 0.48% of average daily net assets for Florida Fund; 0.39% of average daily net assets for Massachusetts Fund; 0.54% of average daily net assets for New Jersey Fund; and 0.60% of average daily net assets for New York Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the advisory agreement will be available in the Fund's Semi-Annual Report to shareholders for the six-months ending June 30, 2006.

The Funds intend to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of a Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                           CLASS A SHARES

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                               SALES CHARGE AS A          SALES CHARGE AS A
                                 PERCENTAGE OF            PERCENTAGE OF NET
YOUR INVESTMENT                 OFFERING PRICE*           AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000                   5.75%                      6.10%
--------------------------------------------------------------------------------
$100,000 - $249,999                  4.50                       4.71
--------------------------------------------------------------------------------
$250,000 - $499,999                  3.50                       3.63
--------------------------------------------------------------------------------
$500,000 - $999,999                  2.50                       2.56
--------------------------------------------------------------------------------
$1,000,000 or more                    0**                        0**
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.
** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                           CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on

60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. For Florida residents, investments in the Florida Fund should be exempt from the Florida intangible personal property tax. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
CONNECTICUT FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

-----------------------------------------------------------------------------------------------------------------
             NET         INCOME FROM                                  LESS DISTRIBUTIONS
             ASSET       INVESTMENT OPERATIONS                        FROM
             VALUE
             AT          Net          Net Realized      Total from    Net          Net Realized   Total
             BEGINNING   Investment   and               Investment    Investment   Gains          Distributions
             OF YEAR     Income       Unrealized        Operations    Income
                                      Gain (Loss)
                                      on Investments
-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
2001          $13.11      $.604          $(.051)           $.553        $.593       $--            $.593
2002           13.07       .564            .701            1.265         .577        .138           .715
2003           13.62       .536            .023             .559         .534        .115           .649
2004           13.53       .533           (.037)            .496         .526        --             .526
2005           13.50       .515           (.186)            .329         .521        .068           .589
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
2001          $13.11      $.505          $(.059)           $.446        $.496        $--           $.496
2002           13.06       .460            .709            1.169         .481        .138           .619
2003           13.61       .434            .021             .455         .430        .115           .545
2004           13.52       .434           (.034)            .400         .430         --            .430
2005           13.49       .414           (.191)            .223         .425        .068           .493
-----------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

             TOTAL     RATIOS/SUPPLEMENTAL DATA
             RETURN

-----------------------------------------------------------------------------------------
 NET         TOTAL     NET       RATIO TO               RATIO TO AVERAGE       PORTFOLIO
 ASSET       RETURN*   ASSETS    AVERAGE                NET ASSETS             TURNOVER
 VALUE AT    (%)       AT        NET ASSETS+            BEFORE EXPENSES        RATE (%)
 END OF                END OF                           WAIVED OR ASSUMED
 YEAR                  YEAR      Expenses  Net
                       (IN       (%)       Investment
                       THOU-               Income (%)   Expenses   Net
                       SANDS)                           (%)        Investment
                                                                   Income (%)
-----------------------------------------------------------------------------------------
 CLASS A
-----------------------------------------------------------------------------------------
 $13.07      4.26      $22,552     .80       4.57       1.19         4.18        33
  13.62      9.86       29,865     .80       4.20       1.20         3.80        52
  13.53      4.19       31,234     .85       3.94       1.20         3.59        25
  13.50      3.76       32,130     .85       3.97       1.18         3.64        45
  13.24      2.48       34,186     .85       3.84       1.18         3.51        38
-----------------------------------------------------------------------------------------
 CLASS B
-----------------------------------------------------------------------------------------
 $13.06      3.43       $3,689    1.55       3.82       1.94         3.43        33
  13.61      9.09        6,048    1.55       3.45       1.95         3.05        52
  13.52      3.40        5,959    1.60       3.19       1.95         2.84        25
  13.49      3.02        4,975    1.60       3.22       1.93         2.89        45
  13.22      1.68        4,115    1.60       3.09       1.93         2.76        38
-----------------------------------------------------------------------------------------

         --------------------------------------------------------------------------------
                                                                         CONNECTICUT FUND
         --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

-----------------------------------------------------------------------------------------------------------------
             NET         INCOME FROM                                  LESS DISTRIBUTIONS
             ASSET       INVESTMENT OPERATIONS                        FROM
             VALUE AT
             BEGINNING   Net          Net Realized
             OF YEAR     Investment   and               Total from    Net          Net Realized   Total
                         Income       Unrealized        Investment    Investment   Gains          Distributions
                                      Gain (Loss)       Operations    Income
                                      on Investments

-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
2001          $13.38      $.592          $(.028)           $.564        $.598       $.146          $.744
2002           13.20       .563            .796            1.359         .558        .171           .729
2003           13.83       .531            .038             .569         .527        .062           .589
2004           13.81       .523           (.068)            .455         .517        .038           .555
2005           13.71       .513           (.243)            .270         .518        .062           .580
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
2001          $13.38      $.491          $(.035)           $.456        $.500       $.146          $.646
2002           13.19       .462            .801            1.263         .452        .171           .623
2003           13.83       .429            .032             .461         .419        .062           .481
2004           13.81       .421           (.064)            .357         .409        .038           .447
2005           13.72       .414           (.243)            .171         .419        .062           .481
-----------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

             TOTAL     RATIOS/SUPPLEMENTAL DATA
             RETURN

-----------------------------------------------------------------------------------------
 NET         TOTAL     NET       RATIO TO               RATIO TO AVERAGE       PORTFOLIO
 ASSET       RETURN*   ASSETS    AVERAGE                NET ASSETS             TURNOVER
 VALUE AT    (%)       AT        NET ASSETS+            BEFORE EXPENSES        RATE (%)
 END OF                END OF                           WAIVED OR ASSUMED
 YEAR                  YEAR      Expenses  Net
                       (IN       (%)       Investment   Expenses  Net
                       THOU-               Income (%)   (%)       Investment
                       SANDS)                                     Income (%)
-----------------------------------------------------------------------------------------
 CLASS A
-----------------------------------------------------------------------------------------
 $13.20        4.25   $28,990     .80       4.38          1.17       4.01         73
  13.83       10.48    34,524     .85       4.13          1.18       3.80         42
  13.81        4.19    37,426     .85       3.84          1.17       3.52         37
  13.71        3.38    36,477     .90       3.81          1.16       3.55         20
  13.40        2.00    31,370     .90       3.76          1.18       3.48         18
-----------------------------------------------------------------------------------------
 CLASS B
-----------------------------------------------------------------------------------------
 $13.19        3.42    $1,356    1.55       3.63          1.92       3.26         73
  13.83        9.72     2,354    1.60       3.38          1.93       3.05         42
  13.81        3.38     3,354    1.60       3.09          1.92       2.77         37
  13.72        2.64     3,232    1.65       3.06          1.91       2.80         20
  13.41        1.26     2,560    1.65       3.01          1.93       2.73         18
-----------------------------------------------------------------------------------------


         --------------------------------------------------------------------------------
                                                                            FLORIDA FUND
         --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

-----------------------------------------------------------------------------------------------------------------
             NET         INCOME FROM                                  LESS DISTRIBUTIONS
             ASSET       INVESTMENT OPERATIONS                        FROM
             VALUE
             AT          Net          Net Realized      Total from    Net          Net Realized   Total
             BEGINNING   Investment   and               Investment    Investment   Gains          Distributions
             OF YEAR     Income       Unrealized        Operations    Income
                                      Gain (Loss)
                                      on Investments

-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
2001          $11.85      $.538       $(.050)              $.488        $.540       $.028          $.568
2002           11.77       .512         .674               1.186         .513        .143           .656
2003           12.30       .484         .103                .587         .482        .165           .647
2004           12.24       .465        (.139)               .326         .466          __           .466
2005           12.10       .465        (.195)               .270         .456        .044           .500
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
2001          $11.85      $.445       $(.055)              $.390        $.452       $.028          $.480
2002           11.76       .421         .679               1.100         .417        .143           .560
2003           12.30       .392         .099                .491         .386        .165           .551
2004           12.24       .375        (.135)               .240         .370          __           .370
2005           12.11       .379        (.197)               .182         .368        .044           .412
-----------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

             TOTAL     RATIOS/SUPPLEMENTAL DATA
             RETURN

-----------------------------------------------------------------------------------------
 NET         TOTAL     NET       RATIO TO               RATIO TO AVERAGE       PORTFOLIO
 ASSET       RETURN*   ASSETS    AVERAGE                NET ASSETS             TURNOVER
 VALUE AT    (%)       AT        NET ASSETS+            BEFORE EXPENSES        RATE (%)
 END OF                END OF                           WAIVED OR ASSUMED
 YEAR                  YEAR      Expenses  Net
                       (IN       (%)       Investment   Expenses  Net
                       THOU-               Income (%)   (%)       Investment
                       SANDS)                                     Income (%)

-----------------------------------------------------------------------------------------
 CLASS A
-----------------------------------------------------------------------------------------
 $11.77       4.15     $24,626     .80     4.50           1.18     4.12          45
  12.30      10.26      25,687     .80     4.21           1.18     3.83          21
  12.24       4.86      25,819     .85     3.93           1.19     3.59          21
  12.10       2.74      25,329     .85     3.85           1.19     3.51          29
  11.87       2.27      23,220     .85     3.85           1.22     3.48          27
-----------------------------------------------------------------------------------------
 CLASS B
-----------------------------------------------------------------------------------------
 $11.76       3.30      $2,771    1.55      3.75          1.93     3.37          45
  12.30       9.49       3,855    1.55      3.46          1.93     3.08          21
  12.24       4.05       3,876    1.60      3.18          1.94     2.84          21
  12.11       2.01       3,623    1.60      3.10          1.94     2.76          29
  11.88       1.52       2,781    1.60      3.10          1.97     2.73          27
-----------------------------------------------------------------------------------------


        --------------------------------------------------------------------------------
                                                                      MASSACHUSETTS FUND
        --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

-----------------------------------------------------------------------------------------------------------------
             NET         INCOME FROM                                  LESS DISTRIBUTIONS
             ASSET       INVESTMENT OPERATIONS                        FROM
             VALUE
             AT          Net          Net Realized      Total from    Net          Net Realized   Total
             BEGINNING   Investment   and               Investment    Investment   Gains          Distributions
             OF YEAR     Income       Unrealized        Operations    Income
                                      Gain (Loss)
                                      on Investments

-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
2001          $13.08      $.588         $(.061)           $.527        $.610        $.037           $.647
2002           12.96       .543           .694            1.237         .553         .264            .817
2003           13.38       .524           .038             .562         .526         .116            .642
2004           13.30       .518          (.184)            .334         .514           --            .514
2005           13.12       .494          (.186)            .308         .498           --            .498
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
2001          $13.05      $.491         $(.060)           $.431        $.514        $.037           $.551
2002           12.93       .445           .686            1.131         .457         .264            .721
2003           13.34       .424           .046             .470         .424         .116            .540
2004           13.27       .418          (.192)            .226         .406           --            .406
2005           13.09       .395          (.185)            .210         .390           --            .390
-----------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

             TOTAL     RATIOS/SUPPLEMENTAL DATA
             RETURN

-----------------------------------------------------------------------------------------
 NET         TOTAL     NET       RATIO TO               RATIO TO AVERAGE       PORTFOLIO
 ASSET       RETURN*   ASSETS    AVERAGE                NET ASSETS             TURNOVER
 VALUE AT    (%)       AT        NET ASSETS+            BEFORE EXPENSES        RATE (%)
 END OF                END OF                           WAIVED OR ASSUMED
 YEAR                  YEAR      Expenses  Net
                       (IN       (%)       Investment   Expenses  Net
                       THOU-               Income (%)   (%)       Investment
                       SANDS)                                     Income (%)

-----------------------------------------------------------------------------------------
 CLASS A
-----------------------------------------------------------------------------------------
 $12.96       4.06    $60,321      .96     4.47          1.16        4.27         37
  13.38       9.72     65,130      .96     4.06          1.16        3.86         51
  13.30       4.28     63,407      .96     3.90          1.16        3.70         34
  13.12       2.59     63,235      .95     3.95          1.15        3.75         28
  12.93       2.39     61,161      .95     3.79          1.16        3.58         40
-----------------------------------------------------------------------------------------
 CLASS B
-----------------------------------------------------------------------------------------
 $12.93       3.32     $4,706     1.71     3.72          1.91        3.52         37
  13.34       8.88      6,171     1.71     3.31          1.91        3.11         51
  13.27       3.59      7,067     1.71     3.15          1.91        2.95         34
  13.09       1.75      6,514     1.70     3.20          1.90        3.00         28
  12.91       1.63      5,776     1.70     3.04          1.91        2.83         40
-----------------------------------------------------------------------------------------

         --------------------------------------------------------------------------------
                                                                          NEW JERSEY FUND
         --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

-----------------------------------------------------------------------------------------------------------------
             NET         INCOME FROM                                  LESS DISTRIBUTIONS
             ASSET       INVESTMENT OPERATIONS                        FROM
             VALUE
             AT          Net          Net Realized      Total from    Net          Net Realized   Total
             BEGINNING   Investment   and               Investment    Investment   Gains          Distributions
             OF YEAR     Income       Unrealized        Operations    Income
                                      Gain (Loss)
                                      on Investments

-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
2001          $14.61      $.622          $(.164)           $.458        $.628        $___           $.628
2002           14.44       .614            .869            1.483         .610        .413           1.023
2003           14.90       .596            .042             .638         .585        .123            .708
2004           14.83       .570           (.219)            .351         .581         __             .581
2005           14.60       .536           (.225)            .311         .541         __             .541
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
2001          $14.61      $.511          $(.159)           $.352        $.522        $__            $.522
2002           14.44       .500            .865            1.365         .502        .413            .915
2003           14.89       .485            .035             .520         .477        .123            .600
2004           14.81       .460           (.217)            .243         .473         __             .473
2005           14.58       .427           (.224)            .203         .433         __             .433
-----------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

-----------------------------------------------------------------------------------------

            TOTAL      RATIOS/SUPPLEMENTAL DATA
            RETURN

-----------------------------------------------------------------------------------------
 NET        TOTAL      NET      RATIO TO                RATIO TO AVERAGE       PORTFOLIO
 ASSET      RETURN*    ASSETS   AVERAGE                 NET ASSETS             TURNOVER
 VALUE AT   (%)        AT       NET ASSETS+             BEFORE EXPENSES        RATE (%)
 END OF                END OF                           WAIVED OR ASSUMED
 YEAR                  YEAR     Expenses  Net
                       (IN      (%)       Investment    Expenses  Net
                       THOU-              Income (%)    (%)       Investment
                       SANDS)                                     Income (%)

------------------------------------------------------------------------------------------
 CLASS A
------------------------------------------------------------------------------------------
 $14.44       3.14    $171,962    1.01      4.22         1.16       4.07          48
  14.90      10.45     186,992     .99      4.11         1.14       3.96          70
  14.83       4.37     184,944     .99      3.99         1.14       3.84          21
  14.60       2.44     177,975     .98      3.88         1.13       3.73          30
  14.37       2.16     169,787     .99      3.70         1.14       3.55          49
------------------------------------------------------------------------------------------
 CLASS B
------------------------------------------------------------------------------------------
 $14.44       2.40      $6,981    1.74      3.49         1.89       3.34          48
  14.89       9.59      10,293    1.74      3.36         1.89       3.21          70
  14.81       3.55       8,583    1.74      3.24         1.89       3.09          21
  14.58       1.69       7,613    1.73      3.13         1.88       2.98          30
  14.35       1.41       6,938    1.74      2.95         1.89       2.80          49

------------------------------------------------------------------------------------------


         --------------------------------------------------------------------------------
                                                                            NEW YORK FUND
         --------------------------------------------------------------------------------

[FIRST INVESTORS LOGO]
FIRST INVESTORS

SINGLE STATE INSURED
TAX EXEMPT

     Connecticut Fund

     Florida Fund

     Massachusetts Fund

     New Jersey Fund

     New York Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:
These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.:  811-3690)

[First Investors Logo] FIRST INVESTORS


    SINGLE STATE INSURED
    TAX EXEMPT


            GEORGIA FUND

            MARYLAND FUND

            NORTH CAROLINA FUND

            VIRGINIA FUND




--------------------------------------------------------------------------------
   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


   THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                                  IS MAY 1, 2006

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Exempt Funds?........................... 3
     Objectives............................................................... 3
     Principal Investment Strategies.......................................... 3
     Principal Risks.......................................................... 3
Who should consider buying a Single State Insured Tax Exempt Fund?............ 5
How have the Single State Insured Tax Exempt Funds performed?................. 6
     Georgia...................................................................7
     Maryland..................................................................8
     North Carolina............................................................9
     Virginia.................................................................10
What are the fees and expenses of the Single State Insured Tax Exempt Funds?..11

THE FUNDS IN DETAIL

What are the Single State Insured Tax Exempt Funds'
objectives, principal investment strategies, and principal risks?............ 14
Who manages the Single State Insured Tax Exempt Funds?....................... 17

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 18
How do I buy shares?......................................................... 19
What are the sales charges?.................................................. 20
Are sales charge discounts available?........................................ 22
How do I sell shares?.........................................................24
What if my account falls below the minimum account requirement?...............25
Can I exchange my shares for the shares of other First Investors Funds?...... 25
What are the Funds' policies on frequent trading in the shares of the Funds?..25
What are the risks of frequent trading in the shares of the Funds?............26

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 27
What about taxes?............................................................ 27
How do I obtain a complete explanation of all account privileges and policies?................................................................ 27

FINANCIAL HIGHLIGHTS ........................................................ 28
     Georgia................................................................. 29
     Maryland................................................................ 31
     North Carolina.......................................................... 33
     Virginia................................................................ 35

--------------------------------------------------------------------------------
OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

OVERVIEW

Objectives:

The Georgia, Maryland, North Carolina and Virginia Insured Tax Exempt Funds (collectively, the "Single State Insured Tax Exempt Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the Georgia Fund generally invests in Georgia municipal securities, the Maryland Fund generally invests in Maryland municipal securities, and so on. Each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state.

The Funds primarily invest in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but their prices are more sensitive to changes in interest rates than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX EXEMPT FUND?

A Single State Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking a relatively conservative investment which provides a high degree of credit quality,

o Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

o Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

o    Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Exempt Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

On April 28, 2006, each Fund acquired all the assets of a predecessor fund of the same name through a reorganization. Since each Fund's objective and policies are the same in all material respects as the predecessor fund and since each Fund has the same investment adviser, each Fund has adopted the prior performance and financial history of that fund.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

HOW HAVE THE SINGLE STATE INSURED TAX EXEMPT FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years. Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

--------------------------------------------------------------------------------

                                     GEORGIA

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

  3.94%  10.00%   6.08%  -3.04%  13.61%  4.52%  10.84%   4.94%   3.18%   2.53%
  1996    1997    1998    1999    2000   2001    2002    2003    2004    2005


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.01% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.40% (FOR THE QUARTER ENDED JUNE 30, 2004).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                           1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                        -3.38%        3.92%          4.94%
Return After Taxes on Distributions        -3.38%        3.85%          4.90%
Return After Taxes on Distributions        -0.87%        3.82%          4.82%
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                        -2.19%        4.04%          4.93%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities          3.94%        6.12%          6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------

                                    MARYLAND

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

  3.33%   9.59%   6.38%  -2.54%  12.05%  3.95%  10.10%   4.47%   2.48%   2.30%
  1996    1997    1998    1999    2000   2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.44% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.45% (FOR THE QUARTER ENDED JUNE 30, 2004).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                           1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                        -3.61%          3.40%         4.51%
Return After Taxes on Distributions        -3.62%          3.38%         4.50%
Return After Taxes on Distributions        -1.07%          3.35%         4.44%
and Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                        -2.48%          3.49%         4.50%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities          3.94%          6.12%         6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------

                                 NORTH CAROLINA

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

  3.68%   9.56%   6.72%  -2.35%  12.45%  3.94%  10.58%   5.11%   3.18%   2.62%
  1996    1997    1998    1999    2000   2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.19% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.35% (FOR THE QUARTER ENDED JUNE 30, 2004).

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                            1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                         -3.31%        3.82%         4.84%
Return After Taxes on Distributions         -3.37%        3.79%         4.83%
Return After Taxes on Distributions and     -0.77%        3.72%         4.72%
Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                         -2.18%        3.92%         4.83%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities           3.94%        6.12%         6.25%
Master Index (reflects no deduction for
fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------

                                    VIRGINIA

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

  3.47%   9.03%   5.69%  -2.62%  11.46%  4.04%  10.14%   4.62%   2.78%   2.33%
  1996    1997    1998    1999    2000   2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.10% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.55% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                             1 YEAR      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                          -3.53%       3.52%         4.40%
Return After Taxes on Distributions          -3.60%       3.43%         4.31%
Return After Taxes on Distributions and      -0.89%       3.45%         4.30%
Sale of Fund Shares
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                          -2.39%       3.61%         4.38%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities           3.94%        6.12%         6.25%
Master Index (reflects no deduction for
fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)       5.75%*            None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None**            4.00%***
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.
** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

--------------------------------------------------------------------------------------
                                                        Total
                                 Distribution           Annual
                                 and Service             Fund
                     Management    (12b-1)     Other    Operating     Fee       Net
                        Fees        Fees      Expenses  Expenses     Waivers  Expenses
                        (1)                      (2)      (2)         (1)       (2)
--------------------------------------------------------------------------------------
GEORGIA FUND
Class A Shares          0.66%       0.25%       0.24%     1.15%       0.48%    0.67%
Class B Shares          0.66%       1.00%       0.24%     1.90%       0.48%    1.42%
--------------------------------------------------------------------------------------
MARYLAND FUND
Class A Shares          0.66%       0.25%       0.20%     1.11%       0.26%    0.85%
Class B Shares          0.66%       1.00%       0.20%     1.86%       0.26%    1.60%
--------------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A Shares          0.66%       0.25%       0.20%     1.11%       0.36%    0.75%
Class B Shares          0.66%       1.00%       0.20%     1.86%       0.36%    1.50%
--------------------------------------------------------------------------------------
VIRGINIA FUND
Class A Shares          0.66%       0.25%       0.20%     1.11%       0.21%    0.90%
Class B Shares          0.66%       1.00%       0.20%     1.86%       0.21%    1.65%
--------------------------------------------------------------------------------------
* THE FUNDS' EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

(1)  THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD")
     TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006 TO THE
     EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A SHARES EXCEED 0.67%
     FOR GEORGIA FUND, 0.85% FOR MARYLAND FUND, 0.75% FOR NORTH CAROLINA FUND, AND
     0.90% FOR VIRGINIA FUND AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B
     SHARES EXCEED 1.42% FOR GEORGIA FUND, 1.60% FOR MARYLAND FUND, 1.50% FOR NORTH
     CAROLINA FUND, AND 1.65% FOR VIRGINIA FUND. THE BOARD MAY CHANGE OR ELIMINATE
     THESE FEE WAIVERS AT ANY TIME.

(2)  EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN
     FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY
     SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND
     OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                       ONE YEAR     THREE YEARS      FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
GEORGIA FUND
Class A shares           $640           $874           $1,128       $1,852
Class B shares           $545           $850           $1,182       $1,987*
--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares           $657           $883           $1,128       $1,820
Class B shares           $563           $860           $1,182       $1,962*
--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares           $647           $874           $1,119       $1,819
Class B shares           $553           $850           $1,172       $1,954*
--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares           $662           $888           $1,132       $1,831
Class B shares           $568           $864           $1,186       $1,966*
--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
                       ONE YEAR     THREE YEARS      FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
GEORGIA FUND
Class A shares           $640           $874            $1,128      $1,852
Class B shares           $145           $550              $982      $1,987*
--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares           $657           $883            $1,128      $1,820
Class B shares           $163           $560              $982      $1,962*
--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares           $647           $874            $1,119      $1,819
Class B shares           $153           $550              $972      $1,954*
--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares           $662           $888            $1,132      $1,831
Class B shares           $168           $564              $986      $1,966*
--------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX EXEMPT FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Exempt Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the Georgia Fund generally invests in Georgia bonds, the Maryland Fund generally invests in Maryland bonds, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Services and Fitch Ratings. The Funds may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds.

While all municipal bonds held by each Fund are insured, not all securities held by the Funds may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long-term municipal bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report and information concerning the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

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

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:
     (i)    A downturn in the national or local economy;
     (ii) Adverse political or regulatory developments at the state or federal level;
     (iii)  Erosion of taxes or other revenues supporting debt obligations;
     (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
     (v)    Natural disasters, terrorist acts, or energy shortages;
     (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
     (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations.

Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.8 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2005, FIMCO received advisory fees, net of waiver (if any), as follows: 0.13% of average daily net assets for Georgia Fund; 0.41% of average daily net assets for Maryland Fund; 0.32% of average daily net assets for North Carolina Fund; and 0.46% of average daily net assets for Virginia Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991. The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the advisory agreement will be available in the Fund's Semi-Annual Report to shareholders for the six-months ending June 30, 2006.

The Funds intend to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of a Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

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BUYING AND SELLING SHARES
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HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

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HOW DO I BUY SHARES?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

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WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

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                                 CLASS A SHARES

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                              SALES CHARGE AS A         SALES CHARGE AS A
                                PERCENTAGE OF           PERCENTAGE OF NET
YOUR INVESTMENT                OFFERING PRICE*          AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000                   5.75%                     6.10%
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$100,000 - $249,999                 4.50                      4.71
--------------------------------------------------------------------------------
$250,000 - $499,999                 3.50                      3.63
--------------------------------------------------------------------------------
$500,000 - $999,999                 2.50                      2.56
--------------------------------------------------------------------------------
$1,000,000 or more                   0**                       0**
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* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR
LESS THAN WHAT IS SHOWN ABOVE.

** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

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                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                  CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                         OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                            4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                            3
--------------------------------------------------------------------------------
In the 5th year                                       2
--------------------------------------------------------------------------------
In the 6th year                                       1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                      0
--------------------------------------------------------------------------------
* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

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ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and

Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
GEORGIA FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

PER SHARE DATA

-------------------------------------------------------------------------------------------------------
          NET         INCOME FROM                               LESS DISTRIBUTIONS
          ASSET       INVESTMENT OPERATIONS                     FROM
          VALUE
          AT          Net          Net Realized    Total from   Net         Net Realized  Total
          BEGINNING   Investment   and             Investment   Investment  Gains         Distributions
          OF YEAR     Income       Unrealized      Operations   Income
                                   Gain (Loss)
                                   on Investments

-------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------
2001       $13.23      $.619       $(.027)          $.592        $.622        $--            $.622
2002        13.20       .581         .823           1.404         .579        .165            .744
2003        13.86       .562         .109            .671         .557        .114            .671
2004        13.86       .547        (.119)           .428         .548         --             .548
2005        13.74       .547        (.205)           .342         .542         --             .542
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
2001       $13.22      $.519       $(.033)          $.486        $.526        $--            $.526
2002        13.18       .477         .820           1.297         .472        .165            .637
2003        13.84       .460         .103            .563         .449        .114            .563
2004        13.84       .447        (.117)           .330         .440         --             .440
2005        13.73       .444        (.199)           .245         .435         --             .435
-------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

------------------------------------------------------------------------------------------
 NET        TOTAL     NET        RATIO TO AVERAGE       RATIO TO AVERAGE      PORTFOLIO
 ASSET      RETURN*   ASSETS     NET ASSETS +           NET ASSETS            TURNOVER
 VALUE AT   (%)       AT                                BEFORE EXPENSES       RATE (%)
 END OF               END OF     Expenses  Net          WAIVED OR ASSUMED
 YEAR                 YEAR (IN   (%)       Investment
                      THOU-                Income (%)   Expenses  Net
                      SANDS)                            (%)       Investment
                                                                  Income (%)

------------------------------------------------------------------------------------------
 CLASS A
------------------------------------------------------------------------------------------
 $13.20      4.52      $7,429       .50     4.64         1.13      4.01          37
  13.86     10.84       8,324       .60     4.20         1.25      3.55          36
  13.86      4.94       9,633       .60     4.05         1.26      3.39          20
  13.74      3.18      10,815       .60     4.00         1.24      3.36          32
  13.54      2.53      11,567       .60     3.99         1.24      3.35          21
------------------------------------------------------------------------------------------
 CLASS B
------------------------------------------------------------------------------------------
 $13.18      3.70        $729      1.25     3.89         1.88      3.26          37
  13.84     10.00       1,531      1.35     3.45         2.00      2.80          36
  13.84      4.13       1,564      1.35     3.30         2.01      2.64          20
  13.73      2.45       1,295      1.35     3.25         1.99      2.61          32
  13.54      1.81       1,287      1.35     3.24         1.99      2.60          21
------------------------------------------------------------------------------------------


          --------------------------------------------------------------------------------
                                                                              GEORGIA FUND
          --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MARYLAND FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

PER SHARE DATA

-------------------------------------------------------------------------------------------------------
          NET         INCOME FROM                               LESS DISTRIBUTIONS
          ASSET       INVESTMENT OPERATIONS                     FROM
          VALUE
          AT          Net          Net Realized    Total from   Net         Net Realized  Total
          BEGINNING   Investment   and             Investment   Investment  Gains         Distributions
          OF YEAR     Income       Unrealized      Operations   Income
                                   Gain (Loss)
                                   on Investments

-------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------
2001       $13.48      $.605       $(.077)           $.528      $.608          $--          $.608
2002        13.40       .558         .773            1.331       .556          .035          .591
2003        14.14       .526         .094             .620       .525          .025          .550
2004        14.21       .538        (.194)            .344       .524           --           .524
2005        14.03       .527        (.209)            .318       .528          .010          .538
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
2001       $13.48      $.504       $(.080)           $.424      $.504          $--          $.504
2002        13.40       .454         .769            1.223       .448          .035          .483
2003        14.14       .420         .102             .522       .417          .025          .442
2004        14.22       .436        (.200)            .236       .416           --           .416
2005        14.04       .423        (.212)            .211       .421          .010          .431

-------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

------------------------------------------------------------------------------------------
 NET        TOTAL     NET        RATIO TO AVERAGE       RATIO TO AVERAGE      PORTFOLIO
 ASSET      RETURN*   ASSETS     NET ASSETS +           NET ASSETS            TURNOVER
 VALUE AT   (%)       AT                                BEFORE EXPENSES       RATE (%)
 END OF               END OF                            WAIVED OR ASSUMED
 YEAR                 YEAR (IN   Expenses  Net
                      THOU-      (%)       Investment
                      SANDS)               Income (%)   Expenses  Net
                                                        (%)       Investment
                                                                  Income (%)

------------------------------------------------------------------------------------------
 CLASS A
------------------------------------------------------------------------------------------
 $13.40      3.95     $17,758       .65      4.46         1.17      3.94         33
  14.14     10.10      28,204       .75      4.04         1.17      3.62         35
  14.21      4.47      26,934       .85      3.71         1.18      3.38         27
  14.03      2.48      27,107       .85      3.83         1.18      3.50         15
  13.81      2.30      23,935       .85      3.76         1.21      3.40         27
------------------------------------------------------------------------------------------
 CLASS B
------------------------------------------------------------------------------------------
 $13.40      3.16      $4,474      1.40      3.71         1.92      3.19         33
  14.14      9.25       6,148      1.50      3.29         1.92      2.87         35
  14.22      3.75       6,033      1.60      2.96         1.93      2.63         27
  14.04      1.70       5,180      1.60      3.08         1.93      2.75         15
  13.82      1.52       4,863      1.60      3.01         1.95      2.66         27
------------------------------------------------------------------------------------------


          --------------------------------------------------------------------------------
                                                                             MARYLAND FUND
          --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NORTH CAROLINA FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

PER SHARE DATA

-------------------------------------------------------------------------------------------------------
          NET         INCOME FROM                               LESS DISTRIBUTIONS
          ASSET       INVESTMENT OPERATIONS                     FROM
          VALUE
          AT          Net          Net Realized    Total from   Net         Net Realized  Total
          BEGINNING   Investment   and             Investment   Investment  Gains         Distributions
          OF YEAR     Income       Unrealized      Operations   Income
                                   Gain (Loss)
                                   on Investments

-------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------
2001       $12.86      $.583        $(.082)         $.501        $.581        $--          $.581
2002        12.78       .541          .788          1.329         .539         --           .539
2003        13.57       .536          .145           .681         .537        .084          .621
2004        13.63       .530         (.108)          .422         .522         --           .522
2005        13.53       .522         (.173)          .349         .528        .051          .579
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
2001       $12.87      $.486        $(.083)         $.403        $.483        $--          $.483
2002        12.79       .442          .791          1.233         .443         --           .443
2003        13.58       .434          .141           .575         .441        .084          .525
2004        13.63       .429         (.103)          .326         .426         --           .426
2005        13.53       .422         (.179)          .243         .432        .051          .483
-------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

------------------------------------------------------------------------------------------
 NET        TOTAL     NET       RATIO TO AVERAGE        RATIO TO AVERAGE      PORTFOLIO
 ASSET      RETURN*   ASSETS    NET ASSETS +            NET ASSETS            TURNOVER
 VALUE AT   (%)       AT                                BEFORE EXPENSES       RATE (%)
 END OF               END OF                            WAIVED OR ASSUMED
 YEAR                 YEAR (IN  Expenses   Net
                      THOU-     (%)        Investment   Expenses  Net
                      SANDS)               Income (%)   (%)       Investment
                                                                  Income (%)

------------------------------------------------------------------------------------------
 CLASS A
------------------------------------------------------------------------------------------
 $12.78      3.94     $13,316      .65       4.50         1.20      3.95         51
  13.57     10.58      18,479      .75       4.10         1.23      3.62         13
  13.63      5.11      19,592      .75       3.94         1.25      3.44         22
  13.53      3.18      21,430      .75       3.94         1.20      3.49         59
  13.30      2.62      22,561      .75       3.88         1.20      3.43         22
------------------------------------------------------------------------------------------
 CLASS B
------------------------------------------------------------------------------------------
 $12.79      3.15      $1,839     1.40       3.75         1.95      3.20         51
  13.58      9.78       3,750     1.50       3.35         1.98      2.87         13
  13.63      4.30       4,586     1.50       3.19         2.00      2.69         22
  13.53      2.45       4,375     1.50       3.19         1.95      2.74         59
  13.29      1.82       4,576     1.50       3.13         1.95      2.68         22
------------------------------------------------------------------------------------------


          --------------------------------------------------------------------------------
                                                                       NORTH CAROLINA FUND
          --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VIRGINIA FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

PER SHARE DATA

-------------------------------------------------------------------------------------------------------
          NET         INCOME FROM                               LESS DISTRIBUTIONS
          ASSET       INVESTMENT OPERATIONS                     FROM
          VALUE
          AT          Net          Net Realized    Total from   Net         Net Realized  Total
          BEGINNING   Investment   and             Investment   Investment  Gains         Distributions
          OF YEAR     Income       Unrealized      Operations   Income
                                   Gain (Loss)
                                   on Investments

-------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------
2001       $13.00      $.579         $(.059)        $.520        $.598        $.062        $.660
2002        12.86       .543           .738         1.281         .536         .075         .611
2003        13.53       .550           .063          .613         .540         .083         .623
2004        13.52       .538          (.173)         .365         .541         .004         .545
2005        13.34       .505          (.199)         .306         .518         .068         .586
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
2001       $12.98      $.472         $(.048)        $.424        $.502        $.062        $.564
2002        12.84       .439           .726         1.165         .440         .075         .515
2003        13.49       .445           .072          .517         .444         .083         .527
2004        13.48       .436          (.177)         .259         .445         .004         .449
2005        13.29       .402          (.191)         .211         .413         .068         .481
-------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.
+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------

            TOTAL     RATIOS/SUPPLEMENTAL DATA
            RETURN

------------------------------------------------------------------------------------------
 NET        TOTAL     NET       RATIO TO AVERAGE        RATIO TO AVERAGE      PORTFOLIO
 ASSET      RETURN*   ASSETS    NET ASSETS +            NET ASSETS            TURNOVER
 VALUE AT   (%)       AT                                BEFORE EXPENSES       RATE (%)
 END OF               END OF                            WAIVED OR ASSUMED
 YEAR                 YEAR      Expenses   Net
                      (IN       (%)        Investment
                      THOU-                Income (%)   Expenses  Net
                      SANDS)                            (%)       Investment
                                                                  Income (%)

------------------------------------------------------------------------------------------
 CLASS A
------------------------------------------------------------------------------------------
 $12.86      4.04     $32,580      .80      4.44          1.17       4.07         36
  13.53     10.14      40,430      .85      4.10          1.17       3.78         43
  13.52      4.62      41,758      .91      4.06          1.16       3.81         17
  13.34      2.78      35,941      .90      4.02          1.17       3.75         23
  13.06      2.33      31,281      .90      3.81          1.20       3.51         23
------------------------------------------------------------------------------------------
 CLASS B
------------------------------------------------------------------------------------------
 $12.84      3.29      $1,465     1.55      3.69          1.92       3.32         36
  13.49      9.21       2,364     1.60      3.35          1.92       3.03         43
  13.48      3.89       2,851     1.66      3.31          1.91       3.06         17
  13.29      1.98       2,392     1.65      3.27          1.92       3.00         23
  13.02      1.61       1,992     1.65      3.06          1.95       2.76         23
------------------------------------------------------------------------------------------


          --------------------------------------------------------------------------------
                                                                             VIRGINIA FUND
          --------------------------------------------------------------------------------

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                                       37

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                                       38

[First Investors Logo] FIRST INVESTORS

SINGLE STATE INSURED TAX EXEMPT

     Georgia Fund

     Maryland Fund

     North Carolina Fund

     Virginia Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:
These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-3690)

[LOGO] FIRST INVESTORS



    SINGLE STATE INSURED

    TAX EXEMPT

            MICHIGAN FUND

            MINNESOTA FUND

            MISSOURI FUND

            OHIO FUND

            PENNSYLVANIA FUND




--------------------------------------------------------------------------------
   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


   THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                                  IS MAY 1, 2006

-------------------------------------------------------------------------------
CONTENTS
------------------------------------------------------------------------------

OVERVIEW OF THE FUNDS

What are the Single State Insured Tax Exempt Funds?............................3
     Objectives................................................................3
     Principal Investment Strategies...........................................3
     Principal Risks...........................................................3
Who should consider buying a Single State Insured Tax Exempt Fund?............ 5
How have the Single State Insured Tax Exempt Funds performed?................. 6
     Michigan..................................................................7
     Minnesota.................................................................8
     Missouri..................................................................9
     Ohio.....................................................................10
     Pennsylvania.............................................................11
What are the fees and expenses of the Single State Insured Tax Exempt Funds?. 12

THE FUNDS IN DETAIL

What are the Single State Insured Tax Exempt Funds'
objectives, principal investment strategies, and principal risks?............ 15
Who manages the Single State Insured Tax Exempt Funds?....................... 18

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 19
How do I buy shares?......................................................... 20
What are the sales charges?.................................................. 21
Are sales charge discounts available?........................................ 23
How do I sell shares?.........................................................25
What if my account falls below the minimum account requirement?...............26
Can I exchange my shares for the shares of other First Investors Funds?...... 26
What are the Funds' policies on frequent trading in the shares of the Funds?..26
What are the risks of frequent trading in the shares of the Funds?............27

ACCOUNT POLICIES

What about dividends and capital gain distributions?......................... 28
What about taxes?............................................................ 28
How do I obtain a complete explanation of all account privileges and policies? ................................................................... 29

FINANCIAL HIGHLIGHTS ........................................................ 30

     Michigan ............................................................... 31
     Minnesota............................................................... 33
     Missouri................................................................ 35
     Ohio.................................................................... 37
     Pennsylvania............................................................ 39

------------------------------------------------------------------------------
OVERVIEW OF THE FUNDS
------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

OVERVIEW

Objectives:

The Michigan, Minnesota, Missouri, Ohio and Pennsylvania Insured Tax Exempt Funds (collectively, the "Single State Insured Tax Exempt Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax ("AMT").

Principal Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities, including variable rate and floating rate notes, that pay interest that is exempt from federal income tax, the AMT, and any applicable income tax for individual residents of a particular state. Each Fund generally concentrates its investments in municipal bonds issued by a single state. For example, the Michigan Fund generally invests in Michigan municipal securities, the Minnesota Fund generally invests in Minnesota municipal securities, and so on. Each Fund, other than the Minnesota Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions or territories such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Fund will invest only in Minnesota obligations.

The Funds primarily invest in municipal bonds that are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's").

The Funds generally invest in long-term bonds with maturities of fifteen years or more. Each of the Funds may invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential return.

Principal Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates, but their prices are more sensitive to changes in interest rates than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline.

An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate.

Since each Fund invests primarily in the municipal securities of a particular state, its performance is particularly affected by local, state and regional factors. This is called concentration risk.

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX EXEMPT FUND?

A Single State Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

|X| Are seeking a relatively conservative investment which provides a high degree of credit quality,

|X| Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

|X| Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

|X| Have a long-term investment horizon and are able to ride out market cycles.

The Single State Insured Tax Exempt Funds are generally not appropriate for retirement accounts, investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

On April 28, 2006, each Fund acquired all the assets of a predecessor fund of the same name through a reorganization. Since each Fund's objective and policies are the same in all material respects as the predecessor fund and since each Fund has the same investment adviser, each Fund has adopted the prior performance and financial history of that fund.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

HOW HAVE THE SINGLE STATE INSURED TAX EXEMPT FUNDS PERFORMED?

The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years. Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

-------------------------------------------------------------------------------
                                    MICHIGAN

                           [BAR CHART OBJECT OMITTED]

The bar chart contains the following plot points:

3.37%    9.37%   5.60%  -2.63%   10.96%  3.89%   9.93%   4.66%   2.25%   2.38%
1996     1997    1998    1999    2000    2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.25%
(FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.53% (FOR THE QUARTER ENDED JUNE 30, 2004).

-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                         1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                      -3.51%       3.35%        4.28%
Return After Taxes on Distributions      -3.78%       3.19%        4.15%
Return After Taxes on Distributions
and Sale of Fund Shares                  -0.63%       3.28%        4.18%
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                      -2.39%       3.45%        4.27%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities        3.94%       6.12%        6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------

                                   MINNESOTA

                           [BAR CHART OBJECT OMITTED]

The bar chart contains the following plot points:

3.47%    8.57%   6.23%  -1.65%   11.08%  4.47%   9.57%   4.91%   3.42%   2.13%
1996     1997    1998    1999    2000    2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 4.49%
(FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.03% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                        1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                     -3.77%       3.63%        4.54%
Return After Taxes on Distributions     -3.77%       3.63%        4.54%
Return After Taxes on Distributions
and Sale of Fund Shares                 -1.08%       3.60%        4.49%
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                     -2.62%       3.76%        4.53%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities       3.94%       6.12%        6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
-------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------

                                    MISSOURI

                           [BAR CHART OBJECT OMITTED]

The bar chart contains the following plot points:

3.84%    9.44%   6.59%  -2.02%   12.21%  4.17%   11.16%  5.43%   3.73%   2.79%
1996     1997    1998    1999    2000    2001    2002    2003    2004    2005

--------------------------------------------------------------------------------
DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.68%
(FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.19% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

-----------------------------------------------------------------------------
                                           1 YEAR        5 YEARS      10 YEARS
-----------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                        -3.11%         4.17%        5.03%
Return After Taxes on Distributions        -3.11%         4.16%        5.03%
Return After Taxes on Distributions
and Sale of Fund Shares                    -0.71%         4.05%        4.91%

-----------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                        -2.00%         4.29%        5.01%
-----------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities          3.94%         6.12%        6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
-----------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

-------------------------------------------------------------------------------
                                      OHIO

                           [BAR CHART OBJECT OMITTED]

The bar chart contains the following plot points:

4.23%    8.64%   5.26%  -1.77%   11.32%  4.05%   10.79%  4.82%   2.63%   1.96%
1996     1997    1998    1999    2000    2001    2002    2003    2004    2005

During the periods shown, the highest quarterly return was 5.47% (for the quarter ended September 30, 2002), and the lowest quarterly return was
-2.66% (for the quarter ended June 30, 2004).
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------
                                         1 YEAR      5 YEARS        10 YEARS
---------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                      -3.91%       3.57%          4.50%
Return After Taxes on Distributions      -3.91%       3.47%          4.39%
Return After Taxes on Distributions
and Sale of Fund Shares                  -1.18%       3.50%          4.39%
--------------------------------------- ---------- ------------ -----------
CLASS B SHARES

Return Before Taxes                      -2.73%       3.67%          4.50%
--------------------------------------- ---------- ------------ -----------
INDEX

Merrill Lynch Municipal Securities        3.94%       6.12%          6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
--------------------------------------- ---------- ------------ -----------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

--------------------------------------------------------------------------------
                                  PENNSYLVANIA

                           [BAR CHART OBJECT OMITTED]

The bar chart contains the following plot points:

3.39%    9.14%   5.23%  -2.24%   11.29%  4.47%   10.72%  4.17%   2.35%   2.27%
1996     1997    1998    1999    2000    2001    2002    2003    2004    2005

DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.09%
(FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -2.57% (FOR THE QUARTER ENDED JUNE 30, 2004).
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2005)

--------------------------------------------------------------------------------
                                          1 YEAR      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes                       -3.60%       3.52%         4.38%
Return After Taxes on Distributions       -3.79%       3.40%         4.25%
Return After Taxes on Distributions
and Sale of Fund Shares                   -0.79%       3.42%         4.25%
--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes                       -2.49%       3.62%         4.37%
--------------------------------------------------------------------------------
INDEX

Merrill Lynch Municipal Securities         3.94%       6.12%         6.25%
Master Index (reflects no deduction
for fees, expenses or taxes)*
--------------------------------------------------------------------------------
* THE MERRILL LYNCH MUNICIPAL SECURITIES MASTER INDEX IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT GRADE TAX-EXEMPT BOND MARKET.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     5.75%*           None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                        None**            4.00%***
--------------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

*** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

--------------------------------------------------------------------------------
                                                     Total
                                                    Annual
                              Distribution           Fund
                  Management  and Service   Other   Operating    Fee      Net
                     Fees       (12b-1)    Expenses  Expenses  Waivers  Expenses
                      (1)        Fees        (2)      (2)        (1)       (2)
--------------------------------------------------------------------------------
MICHIGAN FUND
Class A Shares       0.66%      0.25%      0.20%     1.11%      0.21%      0.90%
Class B Shares       0.66%      1.00%      0.20%     1.86%      0.21%      1.65%

--------------------------------------------------------------------------------
MINNESOTA FUND
Class A Shares       0.66%      0.25%      0.25%     1.16%      0.49%      0.67%
Class B Shares       0.66%      1.00%      0.25%     1.91%      0.49%      1.42%

--------------------------------------------------------------------------------
MISSOURI FUND
Class A Shares       0.66%      0.25%      0.25%     1.16%      0.49%      0.67%
Class B Shares       0.66%      1.00%      0.25%     1.91%      0.49%      1.42%

--------------------------------------------------------------------------------
OHIO FUND
Class A Shares       0.66%      0.25%      0.20%     1.11%      0.36%      0.75%
Class B Shares       0.66%      1.00%      0.20%     1.86%      0.36%      1.50%

--------------------------------------------------------------------------------
PENNSYLVANIA FUND
Class A Shares       0.66%      0.25%      0.18%     1.09%      0.19%      0.90%
Class B Shares       0.66%      1.00%      0.18%     1.84%      0.19%      1.65%
--------------------------------------------------------------------------------
* THE FUNDS' EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

(1) THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A SHARES EXCEED 0.90% FOR MICHIGAN FUND, 0.67% FOR MINNESOTA FUND, 0.67% FOR MISSOURI FUND, 0.75% FOR OHIO FUND, AND 0.90% FOR PENNSYLVANIA FUND, AND THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS B SHARES EXCEED 1.65% FOR MICHIGAN FUND, 1.42% FOR MINNESOTA FUND, 1.42% FOR MISSOURI FUND, 1.50% FOR OHIO FUND, AND 1.65% FOR PENNSYLVANIA FUND. THE BOARD MAY CHANGE OR ELIMINATE THESE FEE WAIVERS AT ANY TIME.

(2) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

-------------------------------------------------------------------------------

                        One Year    Three Years    Five Years     Ten Years
-------------------------------------------------------------------------------
If you redeem your shares:
-------------------------------------------------------------------------------
MICHIGAN FUND
Class A shares           $662          $888         $1,132        $1,831
Class B shares           $568          $864         $1,186        $1,966*
-------------------------------------------------------------------------------
MINNESOTA FUND
Class A shares           $640          $876         $1,132        $1,862
Class B shares           $545          $853         $1,186        $1,997*
-------------------------------------------------------------------------------
MISSOURI FUND
Class A shares           $640          $876         $1,132        $1,862
Class B shares           $545          $853         $1,186        $1,997*
-------------------------------------------------------------------------------
OHIO FUND
Class A shares           $647          $874         $1,119        $1,819
Class B shares           $553          $850         $1,172        $1,954*
-------------------------------------------------------------------------------
PENNSYLVANIA FUND
Class A shares           $662          $884         $1,124        $1,811
Class B shares           $568          $860         $1,178        $1,946 *
-------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.


-------------------------------------------------------------------------------

                        One Year       Three Years  Five Years     Ten Years
-------------------------------------------------------------------------------
If you do not redeem your shares:
-------------------------------------------------------------------------------
MICHIGAN FUND
Class A shares           $662         $888        $1,132        $1,831
Class B shares           $168         $564          $986        $1,966*
-------------------------------------------------------------------------------
MINNESOTA FUND
Class A shares           $640         $876        $1,132        $1,862
Class B shares           $145         $553          $986        $1,997*
-------------------------------------------------------------------------------
MISSOURI FUND
Class A shares           $640         $876        $1,132        $1,862
Class B shares           $145         $553          $986        $1,997*
-------------------------------------------------------------------------------
OHIO FUND
Class A shares           $647         $874        $1,119        $1,819
Class B shares           $153         $550          $972        $1,954*
-------------------------------------------------------------------------------
PENNSYLVANIA FUND
Class A shares           $662         $884        $1,124        $1,811
Class B shares           $168         $560          $978        $1,946*

-------------------------------------------------------------------------------
* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX EXEMPT FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

Each of the Single State Insured Tax Exempt Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state listed in the name of the Fund. Municipal securities are bonds, notes and commercial paper that are issued by state and local governments, their agencies and authorities, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. For example, the Michigan Fund generally invests in Michigan bonds, the Minnesota Fund generally invests in Minnesota bonds, and so on. However, each Fund, other than the Minnesota Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Fund will invest only in Minnesota municipal obligations. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Services and Fitch Ratings. The Funds may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds.

While all municipal bonds held by each Fund are insured, not all securities held by each Fund may be insured. In general, the non-insured securities held by the Funds are limited to short-term investments. Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities that are insured as to the timely payment of interest and principal as described above. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The Funds follow the strategy of investing in long-term municipal bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The

Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments that pay interest that is exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Funds are so invested, they may not achieve their investment objective.

Information on the Funds' recent strategies and holdings can be found in the most recent annual report and information concerning the Funds' policies and procedures with respect to disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Single State Insured Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

      (i)   A downturn in the national or local economy;

      (ii) Adverse political or regulatory developments at the state or federal level;

      (iii) Erosion of taxes or other revenues supporting debt obligations;

      (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

      (v)   Natural disasters, terrorist acts, or energy shortages;

      (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

      (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases the Fund's yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.

Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

Other Risks:

There is also the risk that interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement.

WHO MANAGES THE SINGLE STATE INSURED TAX EXEMPT FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2005, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $6.8 billion. FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended December 31, 2005, FIMCO received advisory fees, net of waiver (if any), as follows: 0.45% of average daily net assets for Michigan Fund; 0.12% of average daily net assets for Minnesota Fund; 0.11% of average daily net assets for Missouri Fund; 0.31% of average daily net assets for Ohio Fund; and 0.48% of average daily net assets for Pennsylvania Fund.

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of each of the Funds. He also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the advisory agreement will be available in the Fund's Semi-Annual Report to shareholders for the six-months ending June 30, 2006.

The Funds intend to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of a Fund's shareholders but subject to the approval of the Fund's Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order. In any event, the Prospectus will be supplemented if additional subadvisers are retained.

--------------------------------------------------------------------------------
BUYING AND SELLING SHAERS
--------------------------------------------------------------------------------
HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of each of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.

The Funds may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments.


For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                             SALES CHARGE AS A           SALES CHARGE AS A
                           PERCENTAGE OF OFFERING        PERCENTAGE OF NET
YOUR INVESTMENT                    PRICE*                AMOUNT INVESTED*
---------------------------------------------------------------------------
Less than $100,000                   5.75%                 6.10%
---------------------------------------------------------------------------
$100,000 - $249,999                  4.50                  4.71
---------------------------------------------------------------------------
$250,000 - $499,999                  3.50                  3.63
---------------------------------------------------------------------------
$500,000 - $999,999                  2.50                  2.56
---------------------------------------------------------------------------
$1,000,000 or more                   0**                    0**
---------------------------------------------------------------------------
* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.


                                 CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                       OR NAV AT REDEMPTION
----------------------------------------------------------------------------
Within the 1st or 2nd year                       4%
----------------------------------------------------------------------------
Within the 3rd or 4th year                       3
----------------------------------------------------------------------------
In the 5th year                                  2
----------------------------------------------------------------------------
In the 6th year                                  1
----------------------------------------------------------------------------
Within the 7th year and 8th year                 0
----------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI. To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and

Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $75,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $75,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $100,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state listed in the Fund's name and, in certain cases, from local income taxes. For Minnesota residents, exempt interest dividends paid to shareholders from the Minnesota Fund that are derived from specified Minnesota obligations are exempt from the regular Minnesota personal income tax only if 95% or more of the exempt interest dividends paid by the Minnesota Fund are derived from specified Minnesota obligations.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
MICHIGAN FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

PER SHARE DATA

              NET ASSET    INCOME FROM                               LESS DISTRIBUTIONS
              VALUE AT     INVESTMENT OPERATIONS                     FROM
              BEGINNING
              OF YEAR      Net          Net Realized   Total from    Net          Net Realized   Total
                           Investment   and            Investment    Investment   Gains          Distributions
                           Income       Unrealized     Operations    Income
                                        Gain (Loss)
                                        on
                                        Investments
----------------------------------------------------------------------------------------------------------------
CLASS A
 2001         $12.73        $.581       $(.090)         $.491         $.595          $.006        $.601
 2002          12.62         .563         .668          1.231          .551         .270           .821
 2003          13.03         .535         .061           .596          .541         .055           .596
 2004          13.03         .523        (.240)          .283          .526         .007           .533
 2005          12.78         .523        (.224)          .299          .494         .235           .729
----------------------------------------------------------------------------------------------------------------
CLASS B
 2001         $12.72        $.487       $(.092)         $.395         $.499        $.006          $.505
 2002          12.61         .464         .661          1.125          .455         .270           .725
 2003          13.01         .437         .063           .500          .445         .055           .500
 2004          13.01         .425        (.238)          .187          .430         .007           .437
 2005          12.76         .426        (.223)          .203          .398         .235           .633
--------------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.

+       NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER
        AGENT.


---------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN
---------------------------------------------------------------------------------------------
 Net          TOTAL     NET      RATIO TO AVERAGE         RATIO TO AVERAGE         PORTFOLIO
 ASSET        RETURN*   ASSETS   NET ASSETS+              NET ASSETS               TURNOVER
 VALUE AT     (%)       AT                                BEFORE EXPENSES          RATE(%)
 END OF YEAR            END OF   Expenses   Net           WAIVED OR ASSUMED
                        YEAR     (%)        Investment
                        (IN                 Income(%)     Expenses   Net
                        THOU-                             (%)        Investment
                        SANDS)                                       Income(%)
-----------------------------------------------------------------------------------------------
 CLASS A
  $12.62      3.89     $38,797     .86       2.49         1.16         2.19           22
   13.03      9.93      41,992     .92       4.33         1.17         4.08           27
   13.03      4.66      41,585     .94       4.11         1.19         3.86           29
   12.78      2.25      35,869     .90       4.07         1.19         3.78           23
   12.35      2.38      32,325     .90       4.10         1.20         3.80           36
---------------------------------------------------------------------------------------------
 CLASS B
  $12.61      3.12      $1,448    1.61       1.74         1.91         1.44           22
   13.01      9.05       1,758    1.67       3.58         1.92         3.33           27
   13.01      3.91       1,686    1.69       3.36         1.94         3.11           29
   12.76      1.48       2,302    1.65       3.32         1.94         3.03           23
   12.33      1.61       2,238    1.65       3.35         1.95         3.05           36
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                                             MICHIGAN FUND
---------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MINNESOTA FUND
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
PER SHARE DATA

               NET ASSET    INCOME FROM                              LESS DISTRIBUTIONS
               VALUE AT     INVESTMENT OPERATIONS                    FROM
               BEGINNING
               OF YEAR      Net         Net Realized   Total from    Net          Net Realized   Total
                            Investment  and            Investment    Investment   Gains          Distributions
                            Income      Unrealized     Operations    Income
                                        Gain (Loss)
                                        on
                                        Investments
-----------------------------------------------------------------------------------------------------------
CLASS A
 2001         $11.57       $.555        $(.045)         $.510         $.560           --         $.560
 2002          11.52        .520          .561          1.081          .521           --          .521
 2003          12.08        .499          .083           .582          .492           --          .492
 2004          12.17        .496         (.091)          .405          .495           --          .495
 2005          12.08        .483         (.231)          .252          .492           --          .492
-----------------------------------------------------------------------------------------------------------
CLASS B
 2001         $11.57       $.471        $(.045)         $.426         $.476           --          $.476
 2002          11.52        .433          .554           .987          .427           --           .427
 2003          12.08        .407          .089           .496          .396           --           .396
 2004          12.18        .408         (.089)          .319          .399           --           .399
 2005          12.10        .405         (.240)          .165          .405           --           .405
-----------------------------------------------------------------------------------------------------------

*     CALCULATED WITHOUT SALES CHARGES.

+     NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER
      AGENT.

-----------------------------------------------------------------------------------------------------

                  TOTAL        RATIOS/SUPPLEMENTAL DATA
                  RETURN
-----------------------------------------------------------------------------------------------------
 NET              TOTAL        NET        RATIO TO AVERAGE        RATIO TO AVERAGE        PORTFOLIO
 ASSET            RETURN*      ASSETS     NET ASSETS +            NET ASSETS              TURNOVER
 VALUE AT         (%)          AT                                 BEFORE EXPENSES         RATE(%)
 END OF YEAR                   END OF     Expenses   Net          WAIVED OR ASSUMED
                               YEAR       (%)        Investment
                               (IN                   Income(%)    Expenses   Net
                               THOU-                              (%)        Investment
                               SANDS)                                        Income(%)
-------------------------------------------------------------------------------------------------------
 CLASS A
  $11.52          4.47        $10,321       .50       4.77         1.15        4.12           27
   12.08          9.57         12,259       .60       4.40         1.26        3.74           28
   12.17          4.91         13,848       .60       4.14         1.30        3.44           32
   12.08          3.42         14,287       .60       4.12         1.24        3.48           18
   11.84          2.13         15,420       .60       4.03         1.25        3.38           31
-------------------------------------------------------------------------------------------------------
 CLASS B
  $11.52          3.72           $234      1.25       4.02         1.90        3.37           27
   12.08          8.71            821      1.35       3.65         2.01        2.99           28
   12.18          4.17          1,194      1.35       3.39         2.05        2.69           32
   12.10          2.68          1,122      1.35       3.37         1.99        2.73           18
   11.86          1.38            719      1.35       3.28         2.00        2.63           31

-----------------------------------------------------------------------------------------------------
                                                                                   MINNESOTA FUND
-----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------------------------------------------------------------------------------------------------

PER SHARE DATA
-------------------------------------------------------------------------------------------------------
            NET ASSET   INCOME FROM                             LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                   FROM
            BEGINNING
            OF YEAR     Net         Net Realized   Total from   Net         Net Realized   Total
                        Investment  and            Investment   Investment  Gains          Distributions
                        Income      Unrealized     Operations   Income
                                    Gain (Loss)
                                    on
                                    Investments
-------------------------------------------------------------------------------------------------------
CLASS A
 2001         $12.88      $.604       $(.073)        $.531       $.601          $--          $.601
 2002          12.81       .559         .844         1.403        .563           --           .563
 2003          13.65       .541         .185          .726        .534         .012          .546
 2004          13.83       .558        (.056)         .502        .552           --           .552
 2005          13.78       .533        (.154)         .379        .539           --           .539

-------------------------------------------------------------------------------------------------------
CLASS B
 2001         $12.88      $.503       $(.068)        $.435       $.505          $--          $.505
 2002          12.81       .460         .847         1.307        .467           --           .467
 2003          13.65       .438         .180          .618        .426         .012           .438
 2004          13.83       .454        (.050)         .404        .444           --           .444
 2005          13.79       .433        (.161)         .272        .432           --           .432
-------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.

+       NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER
        AGENT.


-------------------------------------------------------------------------------------------------------
              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN
-------------------------------------------------------------------------------------------------------
 NET          TOTAL        NET        RATIO TO AVERAGE           Ratio to Average         Portfolio
 ASSET        RETURN*      ASSETS     NET ASSETS +               Net Assets               Turnover
 VALUE AT     (%)          AT                                    Before Expenses          Rate (%)
 END OF YEAR               END OF     Expenses   Net             Waived or Assumed
                           YEAR       (%)        Investment
                           (IN                   Income(%)       Expenses      Net
                           THOU-                                 (%)           Investment
                           SANDS)                                              Income(%)
---------------------------------------------------------------------------------------------------------
 CLASS A
  $12.81        4.17       $4,585        .50        4.65          1.16         3.99         29
   13.65       11.16        6,656        .60        4.22          1.31         3.51         45
   13.83        5.43        8,158        .60        3.95          1.35         3.20         22
   13.78        3.73        7,839        .60        4.07          1.28         3.39          7
   13.62        2.79       11,123        .60        3.87          1.25         3.22         37
-------------------------------------------------------------------------------------------------------
 CLASS B
  $12.81        3.40         $719       1.25        3.90          1.91         3.24         29
   13.65       10.36        2,096       1.35        3.47          2.06         2.76         45
   13.83        4.60        3,108       1.35        3.20          2.10         2.45         22
   13.79        2.99        3,274       1.35        3.32          2.03         2.64          7
   13.63        2.00        3,076       1.35        3.12          2.00         2.47         37
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                                   MISSOURI FUND
--------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
------------------------------------------------------------------------------------------------------------------
            NET ASSET     INCOME FROM                                  LESS DISTRIBUTIONS
            VALUE AT      INVESTMENT OPERATIONS                        FROM
            BEGINNING
            OF YEAR       Net           Net Realized     Total from    Net          Net Realized   Total
                          Investment    and              Investment    Investment   Gains          Distributions
                          Income        Unrealized       Operations    Income
                                        Gain (Loss)
                                        on
                                        Investments
------------------------------------------------------------------------------------------------------------------
CLASS A
 2001      $12.46         $.567         $(.067)           $.500       $.575         $.105          $.680
 2002       12.28          .534           .768            1.302        .531          .191           .722
 2003       12.86          .520           .087             .607        .517           --            .517
 2004       12.95          .517          (.187)            .330        .510           --            .510
 2005       12.77          .510          (.264)            .246        .516           --            .516
--------------------------------------------------------------------------------------------------------------------
CLASS B
 2001      $12.47         $.477         $(.073)           $.404       $.479         $.105          $.584
 2002       12.29          .441           .765            1.206        .435          .191           .626
 2003       12.87          .425           .086             .511        .421           --            .421
 2004       12.96          .422          (.198)            .224        .414           --            .414
 2005       12.77          .416          (.256)            .160        .420           --            .420
---------------------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.

+       NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER
        AGENT.

------------------------------------------------------------------------------------------------
              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN
------------------------------------------------------------------------------------------------
 NET          TOTAL        NET        RATIO TO AVERAGE       RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN*      ASSETS     NET ASSETS +           NET ASSETS           TURNOVER
 VALUE AT     (%)          AT                                BEFORE EXPENSES      RATE (%)
 END OF YEAR               END OF     Expenses   Net         WAIVED OR ASSUMED
                           YEAR       (%)        Investment
                           (IN                   Income(%)  Expenses   Net
                           THOU-                            (%)        Investment
                           SANDS)                                      Income (%)
------------------------------------------------------------------------------------------------
 CLASS A
  $12.28       4.05       $19,996       .80      4.51        1.18       4.13         40
   12.86      10.79        22,751       .75      4.20        1.19       3.76         40
   12.95       4.82        23,032       .75      4.02        1.20       3.57         32
   12.77       2.63        22,010       .75      4.06        1.19       3.62         24
   12.50       1.96        21,696       .75      4.04        1.20       3.59         13
------------------------------------------------------------------------------------------------
 CLASS B
  $12.29       3.26        $1,444      1.55      3.76        1.93       3.38         40
   12.87       9.95         2,595      1.50      3.45        1.94       3.01         40
   12.96       4.04         4,304      1.50      3.27        1.95       2.82         32
   12.77       1.78         3,658      1.50      3.31        1.94       2.87         24
   12.51       1.27         3,382      1.50      3.29        1.95       2.84         13
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                                                                  OHIO FUND
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                     FROM
            BEGINNING
            OF YEAR     Net          Net Realized   Total from    Net          Net Realized  Total
                        Investment   and            Investment    Investment   Gains         Distributions
                        Income       Unrealized     Operations    Income
                                     Gain (Loss)
                                     on
                                     Investments
-------------------------------------------------------------------------------------------------------------
CLASS A
 2001      $12.97       $.577      $(.002)           $.575       $.591         $.074         $.665
 2002       12.88        .547        .810            1.357        .541          .126          .667
 2003       13.57        .538        .016             .554        .534          .050          .584
 2004       13.54        .527       (.219)            .308        .528           --           .528
 2005       13.32        .514       (.217)            .297        .514          .173          .687
-------------------------------------------------------------------------------------------------------------
CLASS B
 2001      $12.96       $.473      $(.004)           $.469       $.495         $.074         $.569
 2002       12.86        .447        .814            1.261        .445          .126          .571
 2003       13.55        .435        .024             .459        .429          .050          .479
 2004       13.53        .427       (.227)            .200        .420           --           .420
 2005       13.31        .384       (.216)            .168        .375          .173          .548
-------------------------------------------------------------------------------------------------------------

*    CALCULATED WITHOUT SALES CHARGES.

+    NET OF EXPENSES WAIVED OR ASSUMED BY THE ADVISER AND/OR THE TRANSFER
     AGENT.

------------------------------------------------------------------------------------------------
              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN
------------------------------------------------------------------------------------------------
 NET           TOTAL        NET        RATIO TO AVERAGE         RATIO TO AVERAGE       PORTFOLIO
 ASSET         RETURN*      ASSETS     NET ASSETS +             NET ASSETS             TURNOVER
 VALUE AT      (%)          AT                                  BEFORE EXPENSES        RATE (%)
 END OF YEAR                END OF     Expenses   Net           WAIVED OR ASSUMED
                            YEAR       (%)        Investment
                            (IN                   Income(%)     Expenses    Net
                            THOU-                               (%)         Investment
                            SANDS)                                          Income (%)
-------------------------------------------------------------------------------------------------
CLASS A
  $12.88         4.47      $39,649      .86        4.39          1.16        4.09         35
   13.57        10.72       45,111      .91        4.10          1.16        3.85         23
   13.54         4.17       45,155      .90        3.98          1.15        3.73         12
   13.32         2.35       45,969      .90        3.95          1.16        3.69         24
   12.93         2.27       43,623      .90        3.90          1.18        3.62         37
-------------------------------------------------------------------------------------------------
 CLASS B
  $12.86         3.64       $2,562     1.61        3.64          1.91        3.34         35
   13.55         9.95        3,249     1.66        3.35          1.91        3.10         23
   13.53         3.45        3,534     1.65        3.23          1.90        2.98         12
   13.31         1.52        3,453     1.65        3.20          1.91        2.94         24
   12.93         1.51        3,237     1.65        3.15          1.93        2.87         37
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                            PENNSYLVANIA FUND
------------------------------------------------------------------------------------------------

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                                       41

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                                       42

[LOGO] FIRST INVESTORS

SINGLE STATE INSURED TAX EXEMPT

     MICHIGAN FUND

     MINNESOTA FUND

     MISSOURI FUND

     OHIO FUND

     PENNSYLVANIA FUND


For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:
These Reports include each Fund's portfolio holdings as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

To obtain free copies of the Reports, the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, New Jersey 08837
Telephone:  1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports, the SAI and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or
(ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: 811-3690)